UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust – Target Index Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2018

Item 1: Report(s) to Shareholders.

Annual Report  |  March 31, 2018
Schwab Target Index Funds

Schwab Target 2010 Index Fund
Schwab Target 2015 Index Fund
Schwab Target 2020 Index Fund
Schwab Target 2025 Index Fund
Schwab Target 2030 Index Fund
Schwab Target 2035 Index Fund
Schwab Target 2040 Index Fund
Schwab Target 2045 Index Fund
Schwab Target 2050 Index Fund
Schwab Target 2055 Index Fund
Schwab Target 2060 Index Fund

This page is intentionally left blank.

Schwab Target Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns For the 12 Months Ended March 31, 2018
Schwab Target 2010 Index Fund[1] (Ticker Symbol: SWYAX)	5.57%
Target 2010 Passive Composite Index	5.68%
Fund Category: Morningstar Target-Date 2000-2010[2]	5.94%
Performance Details	pages 8-10

Schwab Target 2015 Index Fund[1] (Ticker Symbol: SWYBX)	5.83%
Target 2015 Passive Composite Index	5.95%
Fund Category: Morningstar Target-Date 2015[2]	6.87%
Performance Details	pages 11-13

Schwab Target 2020 Index Fund[1] (Ticker Symbol: SWYLX)	7.30%
Target 2020 Passive Composite Index	7.44%
Fund Category: Morningstar Target-Date 2020[2]	7.60%
Performance Details	pages 14-16

Schwab Target 2025 Index Fund[1] (Ticker Symbol: SWYDX)	8.93%
Target 2025 Passive Composite Index	8.97%
Fund Category: Morningstar Target-Date 2025[2]	9.10%
Performance Details	pages 17-19

Schwab Target 2030 Index Fund[1] (Ticker Symbol: SWYEX)	10.12%
Target 2030 Passive Composite Index	10.08%
Fund Category: Morningstar Target-Date 2030[2]	10.37%
Performance Details	pages 20-22

Schwab Target 2035 Index Fund[1] (Ticker Symbol: SWYFX)	10.96%
Target 2035 Passive Composite Index	10.99%
Fund Category: Morningstar Target-Date 2035[2]	11.73%
Performance Details	pages 23-25
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Performance at a Glance (continued)

Total Returns For the 12 Months Ended March 31, 2018
Schwab Target 2040 Index Fund[1] (Ticker Symbol: SWYGX)	11.97%
Target 2040 Passive Composite Index	11.86%
Fund Category: Morningstar Target-Date 2040[2]	12.42%
Performance Details	pages 26-28

Schwab Target 2045 Index Fund[1] (Ticker Symbol: SWYHX)	12.57%
Target 2045 Passive Composite Index	12.40%
Fund Category: Morningstar Target-Date 2045[2]	13.18%
Performance Details	pages 29-31

Schwab Target 2050 Index Fund[1] (Ticker Symbol: SWYMX)	12.85%
Target 2050 Passive Composite Index	12.73%
Fund Category: Morningstar Target-Date 2050[2]	13.25%
Performance Details	pages 32-34

Schwab Target 2055 Index Fund[1] (Ticker Symbol: SWYJX)	13.25%
Target 2055 Passive Composite Index	13.05%
Fund Category: Morningstar Target-Date 2055[2]	13.61%
Performance Details	pages 35-37

Schwab Target 2060 Index Fund[1] (Ticker Symbol: SWYNX)	13.22%
Target 2060 Passive Composite Index	13.15%
Fund Category: Morningstar Target-Date 2060+[2]	13.72%
Performance Details	pages 38-40
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
Never stop learning. That’s one of the life lessons we try to embrace at Charles Schwab Investment Management. We want to help investors pursue that goal as well—especially when it comes to learning more about their retirement investments.
With that in mind, we believe it’s worth discussing a common misconception about target index funds—that they are entirely passive investment vehicles. It’s true that some target date funds are passive by definition based on their underlying implementation strategy. But building a target date fund, including those that hold primarily index funds, requires many active decisions, and those decisions can translate into meaningful differences in investment risks and results.
One of the biggest decisions relates to the construction of the glide path—the asset allocation and how it changes over time. Fund managers can vary substantially when it comes to deciding how quickly or gradually this shift occurs. Then there are other decisions tied to the final equity allocation once the target date is reached, the mix of domestic versus international stocks, and exposure to alternative asset classes, among other considerations.
Our approach with the Schwab Target Index Funds is to utilize a carefully balanced glide path, based on solid foundations of capital markets theory, human behavior, and evolving demographics. The glide path seeks to match risk with the changing needs of investors, starting with maximum equity exposure when investors are younger. The strategy becomes more conservative over time as retirement gets closer, and then positions to help protect your investment while still providing some opportunity for growth up to and through retirement. We believe glide path design is always the result of active choices by the manager, and is one of the most important considerations when evaluating any target date fund. With the Schwab Target Index Funds, we did all the work to build a glide path designed with investors in mind, providing an all-in-one solution that you don’t have to manage or adjust.
At Charles Schwab Investment Management, we’re proud to offer straightforward, low-cost target date index funds that seek to recognize and reduce risks along the way to retirement and beyond. The funds are available at some of the lowest expenses in the industry with no minimum, and can help simplify your retirement investment decision making. We’re here to serve our investors over the long-term, and part of that commitment is helping you build your financial knowledge so you can be confident you have a plan in place to help you achieve your retirement savings goals.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Target Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ Our approach with the Schwab Target Index Funds is to utilize a carefully balanced glide path, based on solid foundations of capital markets theory, human behavior, and evolving demographics.”
Management views may have changed since the report date.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
The Investment Environment

Over the 12-month reporting period ended March 31, 2018, global equities produced positive returns while fixed-income markets generally fell as yields rose (bond prices and bond yields move in opposite directions). Synchronized global growth and accommodative monetary policies supported stock markets, as did upbeat consumer sentiment. However, market volatility made a sudden return in February and March, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff. Meanwhile, the U.S. dollar generally weakened against a basket of international currencies over the 12-month reporting period, enhancing returns on overseas investments in U.S. dollar terms. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 13.99%, and the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned 14.80% for the reporting period. In fixed income, the Bloomberg Barclays US Aggregate Bond Index returned 1.20% over the same period.
Global economic growth strengthened over the reporting period, supporting equities and contributing to rising bond yields. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Industrial production picked up in the second half of the reporting period after earlier slowing from Hurricanes Harvey and Irma, while corporate earnings were generally strong, especially toward the end of 2017 due to various one-time effects from the Tax Cuts and Jobs Act passed in December. Overall, U.S. quarterly gross domestic product (GDP) numbers exceeded expectations, reinforcing a solid economic picture. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. The eurozone also benefitted from a recovering labor market, strong exports, and continued accommodative monetary policies which contributed to strengthening GDP numbers in 2017. Germany led the eurozone recovery, due to buoyant exports, a budget surplus, and a rise in business investment. France also played a role, supported by a consumer confidence boost due to Emmanuel Macron’s presidential win and his subsequent pro-business policy changes. In Japan, increasing exports, easy monetary policies, and rising consumption resulted in eight straight quarters of growth for this country by the end of the fourth quarter of 2017—Japan’s longest stretch of economic growth in 28 years. Meanwhile, emerging-market economies continued to solidify as commodities stabilized
Asset Class Performance Comparison % returns during the 12 months ended March 31, 2018

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
The Investment Environment (continued)

and domestic fundamentals improved. Brazil exited its worst recession on record in 2017, and in China, economic growth remained solid despite softening slightly during the reporting period.
Many central banks stepped back from stimulative measures over the reporting period, though global monetary policies remained generally accommodative. In the U.S., the Federal Reserve (Fed) raised short-term interest rates in June, December, and March, each time by 0.25%. The federal funds rate ended the reporting period in a target range of 1.50% to 1.75%, with market expectations for approximately two additional increases in 2018. The Fed also began the process of unwinding its $4.5 trillion balance sheet by slowly allowing securities to mature without reinvesting the proceeds. This process began in October, and as expected, proved to be uneventful in terms of market impact in late 2017 and early 2018. Outside the U.S., the European Central Bank scaled down its quantitative easing program by reducing the pace of bond purchases, although it extended the program through at least September 2018. The Bank of England raised its benchmark interest rate for the first time in 10 years while indicating that additional tightening would be gradual and limited. Also, the Bank of Japan continued reducing the amount of its bond purchases as part of its yield curve management policy. Meanwhile, the People’s Bank of China followed the Fed’s path and raised several key interest rates over the reporting period—part of its plan to address an overleveraged financial system without creating significant drag on growth.
During the 12-month reporting period, the U.S. Treasury yield curve generally flattened as short-term yields rose more quickly than longer-term yields. Short-term yields rose in response to the federal funds rate hikes in June, December, and March. Meanwhile, longer-term yields were relatively stable through the end of 2017 and then climbed in early 2018 as more concrete signs of inflation materialized early in the year. In this environment, the yield on the benchmark 10-year Treasury note began the reporting period at 2.35% and finished at 2.77%. Meanwhile, many bond yields outside the U.S., including the yields on 10-year government bonds in Germany and the U.K., generally rose but remained comparatively low over the reporting period.
In the last two months of the reporting period, significant volatility returned to global markets. Rising inflation measurements in February contributed to fears that the Fed would raise short-term rates faster than expected, driving up bond yields and sending stocks downward. In March, President Trump announced plans for a 25% tariff on steel imports and a 10% tariff on aluminum imports, resulting in threats of retaliation from countries across the globe and weighing on shares of U.S. companies dependent on these metals. As the month continued, several countries negotiated exemptions to these tariffs, though tensions escalated between the U.S. and China and increased concerns of a potential trade war. Meanwhile, after leading the U.S. stock market for much of 2017, U.S. technology companies fell sharply in March amid increased attention from regulators and negative consumer sentiment. Among other events, Facebook, Inc. faced criticism after news surfaced regarding a third party’s access to millions of users’ data without explicit consent, President Trump voiced disapproval with Amazon.com, Inc.’s U.S. Postal Service contract via Twitter, and two separate fatal accidents involving self-driving vehicles brought renewed scrutiny on Tesla, Inc. and Uber Technologies Inc.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the management of the funds. She has served as portfolio manager of the funds since August 2016. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund as of March 31, 2018

The Schwab Target 2010 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2018, the fund’s asset allocation was approximately 36.5% equity securities, 56.3% fixed-income securities, and 7.2% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Over the 12-month reporting period, global equities produced solid returns and U.S. bond yields generally rose (bond yields and bond prices move in opposite directions). Global economic growth strengthened over the reporting period, with most countries growing in sync for the first time in 10 years. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. However, in the last two months of the reporting period, notable volatility returned to global markets, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff.
Performance. For the 12-month reporting period ended March 31, 2018, the fund returned 5.57%. The fund’s internally calculated comparative index, the Target 2010 Passive Composite Index (the composite index), returned 5.68% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s overall fixed-income allocation contributed to total return, though the short-term fixed-income allocation detracted slightly. The Schwab U.S. Aggregate Bond ETFTM, the fund’s intermediate-term bond component, returned approximately 1.0%, while the Schwab Short-Term U.S. Treasury ETFTM returned approximately -0.1% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index. The fund’s U.S. TIPS fixed-income exposure provided a slight contribution to total return, with the Schwab U.S. TIPS ETFTM returning approximately 0.7%.
The fund’s equity exposures provided the greatest contribution to total return, particularly from the fund’s U.S. large cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETFTM, which returned approximately 14.1% for the reporting period. The fund’s international equity component also positively contributed to total return, with the Schwab International Equity ETFTM returning approximately 15.5%.
The fund’s real estate allocation detracted from the fund’s total return. The Schwab U.S. REIT ETFTM returned approximately -3.7% and also detracted slightly from the fund’s return relative to the composite index as it underperformed its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the ETF are listed for trading, as of the time that the ETF’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2010 Index Fund (8/25/16)	5.57%	4.91%
Target 2010 Passive Composite Index	5.68%	5.05%
Dow Jones U.S. Total Stock Market IndexSM	13.84%	15.37%
Bloomberg Barclays US Aggregate Bond Index	1.20%	-0.63%
Fund Category: Morningstar Target-Date 2000-2010[3]	5.94%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Performance and Fund Facts as of March 31, 2018 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	28%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund as of March 31, 2018

The Schwab Target 2015 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2018, the fund’s asset allocation was approximately 38.9% equity securities, 54.3% fixed-income securities, and 6.7% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Over the 12-month reporting period, global equities produced solid returns and U.S. bond yields generally rose (bond yields and bond prices move in opposite directions). Global economic growth strengthened over the reporting period, with most countries growing in sync for the first time in 10 years. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. However, in the last two months of the reporting period, notable volatility returned to global markets, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff.
Performance. For the 12-month reporting period ended March 31, 2018, the fund returned 5.83%. The fund’s internally calculated comparative index, the Target 2015 Passive Composite Index (the composite index), returned 5.95% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were broadly in line with those of the composite index over the reporting period.
The fund’s overall fixed-income allocation contributed to total return, though the short-term fixed-income allocation detracted slightly. The Schwab U.S. Aggregate Bond ETFTM, the fund’s intermediate-term bond component, returned approximately 1.0%, while the Schwab Short-Term U.S. Treasury ETFTM returned approximately -0.1% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index. The fund’s U.S. TIPS fixed-income exposure provided a slight contribution to total return, with the Schwab U.S. TIPS ETFTM returning approximately 0.7%.
The fund’s equity exposures provided the greatest contribution to total return, particularly from the fund’s U.S. large cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETFTM, which returned approximately 14.1% for the reporting period. The fund’s international equity component also positively contributed to total return, with the Schwab International Equity ETFTM returning approximately 15.5%.
The fund’s real estate allocation detracted from the fund’s total return. The Schwab U.S. REIT ETFTM returned approximately -3.7% and also detracted slightly from the fund’s return relative to the composite index as it underperformed its comparative index, the Dow Jones U.S. Select REIT Index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the ETF are listed for trading, as of the time that the ETF’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2015 Index Fund (8/25/16)	5.83%	5.22%
Target 2015 Passive Composite Index	5.95%	5.36%
Dow Jones U.S. Total Stock Market IndexSM	13.84%	15.37%
Bloomberg Barclays US Aggregate Bond Index	1.20%	-0.63%
Fund Category: Morningstar Target-Date 2015[3]	6.87%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2015 Index Fund
Performance and Fund Facts as of March 31, 2018 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	47%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund as of March 31, 2018

The Schwab Target 2020 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2018, the fund’s asset allocation was approximately 46.3% equity securities, 48.0% fixed-income securities, and 5.7% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Over the 12-month reporting period, global equities produced solid returns and U.S. bond yields generally rose (bond yields and bond prices move in opposite directions). Global economic growth strengthened over the reporting period, with most countries growing in sync for the first time in 10 years. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. However, in the last two months of the reporting period, notable volatility returned to global markets, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff.
Performance. For the 12-month reporting period ended March 31, 2018, the fund returned 7.30%. The fund’s internally calculated comparative index, the Target 2020 Passive Composite Index (the composite index), returned 7.44% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposures provided the greatest contribution to total return, particularly from the fund’s U.S. large cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETFTM, which returned approximately 14.1% for the reporting period. The fund’s international equity component also positively contributed to total return, with the Schwab International Equity ETFTM returning approximately 15.5%.
The fund’s overall fixed-income allocation contributed to total return, though the short-term fixed-income allocation detracted slightly. The Schwab U.S. Aggregate Bond ETFTM, the fund’s intermediate-term bond component, returned approximately 1.0%, while the Schwab Short-Term U.S. Treasury ETFTM returned approximately -0.1% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index. The fund’s U.S. TIPS fixed-income exposure provided a slight contribution to total return, with the Schwab U.S. TIPS ETFTM returning approximately 0.7%.
The fund’s real estate allocation detracted from the fund’s total return. The Schwab U.S. REIT ETFTM returned approximately -3.7% and also detracted slightly from the fund’s return relative to the composite index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the ETF are listed for trading, as of the time that the ETF’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2020 Index Fund (8/25/16)	7.30%	6.91%
Target 2020 Passive Composite Index	7.44%	6.99%
Dow Jones U.S. Total Stock Market IndexSM	13.84%	15.37%
Bloomberg Barclays US Aggregate Bond Index	1.20%	-0.63%
Fund Category: Morningstar Target-Date 2020[3]	7.60%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2020 Index Fund
Performance and Fund Facts as of March 31, 2018 (continued)

Statistics
Number of Holdings	11
Portfolio Turnover Rate	21%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund as of March 31, 2018

The Schwab Target 2025 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2018, the fund’s asset allocation was approximately 59.1% equity securities, 36.8% fixed-income securities, and 4.2% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Over the 12-month reporting period, global equities produced solid returns and U.S. bond yields generally rose (bond yields and bond prices move in opposite directions). Global economic growth strengthened over the reporting period, with most countries growing in sync for the first time in 10 years. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. However, in the last two months of the reporting period, notable volatility returned to global markets, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff.
Performance. For the 12-month reporting period ended March 31, 2018, the fund returned 8.93%. The fund’s internally calculated comparative index, the Target 2025 Passive Composite Index (the composite index), returned 8.97% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposures provided the greatest contribution to total return, particularly from the fund’s U.S. large cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETFTM, which returned approximately 14.1% for the reporting period. The fund’s international equity component also positively contributed to total return, with the Schwab International Equity ETFTM returning approximately 15.5%.
The fund’s overall fixed-income allocation contributed to total return, though the short-term fixed-income allocation detracted slightly. The Schwab U.S. Aggregate Bond ETFTM, the fund’s intermediate-term bond component, returned approximately 1.0%, while the Schwab Short-Term U.S. Treasury ETFTM returned approximately -0.1% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index. The fund’s U.S. TIPS fixed-income exposure provided a slight contribution to total return, with the Schwab U.S. TIPS ETFTM returning approximately 0.7%.
The fund’s real estate allocation detracted from the fund’s total return. The Schwab U.S. REIT ETFTM returned approximately -3.7% and also detracted slightly from the fund’s return relative to the composite index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the ETF are listed for trading, as of the time that the ETF’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2025 Index Fund (8/25/16)	8.93%	8.66%
Target 2025 Passive Composite Index	8.97%	8.69%
Dow Jones U.S. Total Stock Market IndexSM	13.84%	15.37%
Bloomberg Barclays US Aggregate Bond Index	1.20%	-0.63%
Fund Category: Morningstar Target-Date 2025[3]	9.10%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2025 Index Fund
Performance and Fund Facts as of March 31, 2018 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	14%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund as of March 31, 2018

The Schwab Target 2030 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2018, the fund’s asset allocation was approximately 68.4% equity securities, 28.4% fixed-income securities, and 3.2% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Over the 12-month reporting period, global equities produced solid returns and U.S. bond yields generally rose (bond yields and bond prices move in opposite directions). Global economic growth strengthened over the reporting period, with most countries growing in sync for the first time in 10 years. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. However, in the last two months of the reporting period, notable volatility returned to global markets, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff.
Performance. For the 12-month reporting period ended March 31, 2018, the fund returned 10.12%. The fund’s internally calculated comparative index, the Target 2030 Passive Composite Index (the composite index), returned 10.08% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposures provided the greatest contribution to total return, particularly from the fund’s U.S. large cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETFTM, which returned approximately 14.1% for the reporting period. The Schwab International Equity ETFTM returned approximately 15.5% and contributed positively to total return as well. The fund’s U.S. small cap and emerging markets components also contributed to total return, with the Schwab U.S. Small-Cap ETFTM and the Schwab Emerging Markets Equity ETFTM returning approximately 11.2% and 22.6%, respectively.
The fund’s overall fixed-income allocation contributed to total return, though the short-term fixed-income allocation detracted slightly. The Schwab U.S. Aggregate Bond ETFTM, the fund’s intermediate-term bond component, returned approximately 1.0%, while the Schwab Short-Term U.S. Treasury ETFTM returned approximately -0.1% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation detracted from the fund’s total return. The Schwab U.S. REIT ETFTM returned approximately -3.7% and also detracted slightly from the fund’s return relative to the composite index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the ETF are listed for trading, as of the time that the ETF’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2030 Index Fund (8/25/16)	10.12%	9.95%
Target 2030 Passive Composite Index	10.08%	9.96%
Dow Jones U.S. Total Stock Market IndexSM	13.84%	15.37%
Bloomberg Barclays US Aggregate Bond Index	1.20%	-0.63%
Fund Category: Morningstar Target-Date 2030[3]	10.37%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2030 Index Fund
Performance and Fund Facts as of March 31, 2018 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	8%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund as of March 31, 2018

The Schwab Target 2035 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2018, the fund’s asset allocation was approximately 76.0% equity securities, 21.6% fixed-income securities, and 2.4% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Over the 12-month reporting period, global equities produced solid returns and U.S. bond yields generally rose (bond yields and bond prices move in opposite directions). Global economic growth strengthened over the reporting period, with most countries growing in sync for the first time in 10 years. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. However, in the last two months of the reporting period, notable volatility returned to global markets, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff.
Performance. For the 12-month reporting period ended March 31, 2018, the fund returned 10.96%. The fund’s internally calculated comparative index, the Target 2035 Passive Composite Index (the composite index), returned 10.99% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposures provided the greatest contribution to total return, particularly from the fund’s U.S. large cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETFTM, which returned approximately 14.1% for the reporting period. The Schwab International Equity ETFTM returned approximately 15.5% and contributed positively to total return as well. The fund’s U.S. small cap and emerging markets components also contributed to total return, with the Schwab U.S. Small-Cap ETFTM and the Schwab Emerging Markets Equity ETFTM returning approximately 11.2% and 22.6%, respectively.
The fund’s overall fixed-income allocation contributed to total return, though the short-term fixed-income allocation detracted slightly. The Schwab U.S. Aggregate Bond ETFTM, the fund’s intermediate-term bond component, returned approximately 1.0%, while the Schwab Short-Term U.S. Treasury ETFTM returned approximately -0.1% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation detracted from the fund’s total return. The Schwab U.S. REIT ETFTM returned approximately -3.7% and also detracted slightly from the fund’s return relative to the composite index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the ETF are listed for trading, as of the time that the ETF’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2035 Index Fund (8/25/16)	10.96%	10.98%
Target 2035 Passive Composite Index	10.99%	11.01%
Dow Jones U.S. Total Stock Market IndexSM	13.84%	15.37%
Bloomberg Barclays US Aggregate Bond Index	1.20%	-0.63%
Fund Category: Morningstar Target-Date 2035[3]	11.73%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2035 Index Fund
Performance and Fund Facts as of March 31, 2018 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	14%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund as of March 31, 2018

The Schwab Target 2040 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2018, the fund’s asset allocation was approximately 83.0% equity securities, 15.3% fixed-income securities, and 1.7% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Over the 12-month reporting period, global equities produced solid returns and U.S. bond yields generally rose (bond yields and bond prices move in opposite directions). Global economic growth strengthened over the reporting period, with most countries growing in sync for the first time in 10 years. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. However, in the last two months of the reporting period, notable volatility returned to global markets, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff.
Performance. For the 12-month reporting period ended March 31, 2018, the fund returned 11.97%. The fund’s internally calculated comparative index, the Target 2040 Passive Composite Index (the composite index), returned 11.86% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposures provided the greatest contribution to total return, particularly from the fund’s U.S. large cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETFTM, which returned approximately 14.1% for the reporting period. The Schwab International Equity ETFTM returned approximately 15.5% and contributed positively to total return as well. The fund’s U.S. small cap and emerging markets components also contributed to total return, with the Schwab U.S. Small-Cap ETFTM and the Schwab Emerging Markets Equity ETFTM returning approximately 11.2% and 22.6%, respectively.
The fund’s overall fixed-income allocation contributed to total return, though the short-term fixed-income allocation detracted slightly. The Schwab U.S. Aggregate Bond ETFTM, the fund’s intermediate-term bond component, returned approximately 1.0%, while the Schwab Short-Term US Treasury ETFTM returned approximately -0.1% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation detracted from the fund’s total return. The Schwab U.S. REIT ETFTM returned approximately -3.7% and also detracted slightly from the fund’s return relative to the composite index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the ETF are listed for trading, as of the time that the ETF’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2040 Index Fund (8/25/16)	11.97%	12.04%
Target 2040 Passive Composite Index	11.86%	12.01%
Dow Jones U.S. Total Stock Market IndexSM	13.84%	15.37%
Bloomberg Barclays US Aggregate Bond Index	1.20%	-0.63%
Fund Category: Morningstar Target-Date 2040[3]	12.42%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.13%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.05% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2040 Index Fund
Performance and Fund Facts as of March 31, 2018 (continued)

Statistics
Number of Holdings	10
Portfolio Turnover Rate	15%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund as of March 31, 2018

The Schwab Target 2045 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2018, the fund’s asset allocation was approximately 88.1% equity securities, 10.7% fixed-income securities, and 1.2% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Over the 12-month reporting period, global equities produced solid returns and U.S. bond yields generally rose (bond yields and bond prices move in opposite directions). Global economic growth strengthened over the reporting period, with most countries growing in sync for the first time in 10 years. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. However, in the last two months of the reporting period, notable volatility returned to global markets, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff.
Performance. For the 12-month reporting period ended March 31, 2018, the fund returned 12.57%. The fund’s internally calculated comparative index, the Target 2045 Passive Composite Index (the composite index), returned 12.40% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposures provided the greatest contribution to total return, particularly from the fund’s U.S. large cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETFTM, which returned approximately 14.1% for the reporting period. The Schwab International Equity ETFTM returned approximately 15.5% and contributed positively to total return as well. The fund’s U.S. small cap and emerging markets components also contributed to total return, with the Schwab U.S. Small-Cap ETFTM and the Schwab Emerging Markets Equity ETFTM returning approximately 11.2% and 22.6%, respectively.
The fund’s overall fixed-income allocation contributed to total return, though the short-term fixed-income allocation detracted slightly. The Schwab U.S. Aggregate Bond ETFTM, the fund’s intermediate-term bond component, returned approximately 1.0%, while the Schwab Short-Term US Treasury ETFTM returned approximately -0.1% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation detracted from the fund’s total return. The Schwab U.S. REIT ETFTM returned approximately -3.7% and also detracted slightly from the fund’s return relative to the composite index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the ETF are listed for trading, as of the time that the ETF’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2045 Index Fund (8/25/16)	12.57%	12.69%
Target 2045 Passive Composite Index	12.40%	12.63%
Dow Jones U.S. Total Stock Market IndexSM	13.84%	15.37%
Bloomberg Barclays US Aggregate Bond Index	1.20%	-0.63%
Fund Category: Morningstar Target-Date 2045[3]	13.18%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2045 Index Fund
Performance and Fund Facts as of March 31, 2018 (continued)

Statistics
Number of Holdings	9
Portfolio Turnover Rate	11%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund as of March 31, 2018

The Schwab Target 2050 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2018, the fund’s asset allocation was approximately 91.0% equity securities, 8.1% fixed-income securities, and 0.9% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Over the 12-month reporting period, global equities produced solid returns and U.S. bond yields generally rose (bond yields and bond prices move in opposite directions). Global economic growth strengthened over the reporting period, with most countries growing in sync for the first time in 10 years. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. However, in the last two months of the reporting period, notable volatility returned to global markets, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff.
Performance. For the 12-month reporting period ended March 31, 2018, the fund returned 12.85%. The fund’s internally calculated comparative index, the Target 2050 Passive Composite Index (the composite index), returned 12.73% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposures provided the greatest contribution to total return, particularly from the fund’s U.S. large cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETFTM, which returned approximately 14.1% for the reporting period. The Schwab International Equity ETFTM returned approximately 15.5% and contributed positively to total return as well. The fund’s U.S. small cap and emerging markets components also contributed to total return, with the Schwab U.S. Small-Cap ETFTM and the Schwab Emerging Markets Equity ETFTM returning approximately 11.2% and 22.6%, respectively.
The fund’s overall fixed-income allocation contributed to total return, though the short-term fixed-income allocation detracted slightly. The Schwab U.S. Aggregate Bond ETFTM, the fund’s intermediate-term bond component, returned approximately 1.0%, while the Schwab Short-Term US Treasury ETFTM returned approximately -0.1% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation detracted from the fund’s total return. The Schwab U.S. REIT ETFTM returned approximately -3.7% and also detracted slightly from the fund’s return relative to the composite index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the ETF are listed for trading, as of the time that the ETF’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2050 Index Fund (8/25/16)	12.85%	13.06%
Target 2050 Passive Composite Index	12.73%	13.01%
Dow Jones U.S. Total Stock Market IndexSM	13.84%	15.37%
Bloomberg Barclays US Aggregate Bond Index	1.20%	-0.63%
Fund Category: Morningstar Target-Date 2050[3]	13.25%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2050 Index Fund
Performance and Fund Facts as of March 31, 2018 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	15%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund as of March 31, 2018

The Schwab Target 2055 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2018, the fund’s asset allocation was approximately 93.5% equity securities, 5.9% fixed-income securities, and 0.7% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Over the 12-month reporting period, global equities produced solid returns and U.S. bond yields generally rose (bond yields and bond prices move in opposite directions). Global economic growth strengthened over the reporting period, with most countries growing in sync for the first time in 10 years. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. However, in the last two months of the reporting period, notable volatility returned to global markets, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff.
Performance. For the 12-month reporting period ended March 31, 2018, the fund returned 13.25%. The fund’s internally calculated comparative index, the Target 2055 Passive Composite Index (the composite index), returned 13.05% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposures provided the greatest contribution to total return, particularly from the fund’s U.S. large cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETFTM, which returned approximately 14.1% for the reporting period. The Schwab International Equity ETFTM returned approximately 15.5% and contributed positively to total return as well. The fund’s U.S. small cap and emerging markets components also contributed to total return, with the Schwab U.S. Small-Cap ETFTM and the Schwab Emerging Markets Equity ETFTM returning approximately 11.2% and 22.6%, respectively.
The fund’s overall fixed-income allocation contributed to total return, though the short-term fixed-income allocation detracted slightly. The Schwab U.S. Aggregate Bond ETFTM, the fund’s intermediate-term bond component, returned approximately 1.0%, while the Schwab Short-Term US Treasury ETFTM returned approximately -0.1% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation detracted from the fund’s total return. The Schwab U.S. REIT ETFTM returned approximately -3.7% and also detracted slightly from the fund’s return relative to the composite index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the ETF are listed for trading, as of the time that the ETF’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2055 Index Fund (8/25/16)	13.25%	13.46%
Target 2055 Passive Composite Index	13.05%	13.39%
Dow Jones U.S. Total Stock Market IndexSM	13.84%	15.37%
Bloomberg Barclays US Aggregate Bond Index	1.20%	-0.63%
Fund Category: Morningstar Target-Date 2055[3]	13.61%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2055 Index Fund
Performance and Fund Facts as of March 31, 2018 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	23%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund as of March 31, 2018

The Schwab Target 2060 Index Fund (the fund) seeks to provide capital appreciation and income consistent with its current asset allocation, and seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds. The target asset allocation is adjusted annually based on the adviser’s asset allocation strategy; as of the last annual adjustment at the end of January 2018, the fund’s asset allocation was approximately 95.0% equity securities, 4.5% fixed-income securities, and 0.5% cash and cash equivalents (including money market funds).1 (For portfolio allocations as of the end of this reporting period, please see the fund’s Portfolio Holdings included in this report.)
Market Highlights. Over the 12-month reporting period, global equities produced solid returns and U.S. bond yields generally rose (bond yields and bond prices move in opposite directions). Global economic growth strengthened over the reporting period, with most countries growing in sync for the first time in 10 years. In the U.S., consumer confidence measured at or near record highs, and the labor market improved further with low unemployment and solid job growth. Outside the U.S., eurozone consumer confidence climbed to a near all-time high amid increased household spending and rising wages. However, in the last two months of the reporting period, notable volatility returned to global markets, driven largely by fears of quickly rising inflation, a potential trade war between the U.S. and China, and a technology industry selloff.
Performance. For the 12-month reporting period ended March 31, 2018, the fund returned 13.22%. The fund’s internally calculated comparative index, the Target 2060 Passive Composite Index (the composite index), returned 13.15% for the same period.
Positioning and Strategies.2 The fund’s asset allocations were generally in line with those of the composite index over the reporting period.
The fund’s equity exposures provided the greatest contribution to total return, particularly from the fund’s U.S. large cap holding. The top contributor to the total return of the fund was the Schwab U.S. Large-Cap ETFTM, which returned approximately 14.1% for the reporting period. The Schwab International Equity ETFTM returned approximately 15.5% and contributed positively to total return as well. The fund’s U.S. small cap and emerging markets components also contributed to total return, with the Schwab U.S. Small-Cap ETFTM and the Schwab Emerging Markets Equity ETFTM returning approximately 11.2% and 22.6%, respectively.
The fund’s overall fixed-income allocation contributed to total return, though the short-term fixed-income allocation detracted slightly. The Schwab US Aggregate Bond ETFTM, the fund’s intermediate-term bond component, returned approximately 1.0%, while the Schwab Short-Term US Treasury ETFTM returned approximately -0.1% and slightly underperformed the fund’s short-term bond comparative index, the Bloomberg Barclays US Treasury 1-3 Year Index.
The fund’s real estate allocation detracted from the fund’s total return. The Schwab U.S. REIT ETFTM returned approximately -3.7% and also detracted slightly from the fund’s return relative to the composite index.
Management views and portfolio holdings may have changed since the report date.
[1]	Percentages may not add up to 100% due to rounding.
[2]	ETF performance can be expressed on a market price or NAV basis. The returns cited in this section are Market Price Returns. The ETF’s per share NAV is the value of one share of the ETF. NAV is calculated by taking the ETF’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the ETF, and the Market Price Return is based on the market price per share of the ETF. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the ETF are listed for trading, as of the time that the ETF’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the ETF at Market Price and NAV, respectively.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Performance of Hypothetical $10,000 Investment (August 25, 2016 – March 31, 2018)1,2

Average Annual Total Returns1,2
Fund and Inception Date	1 Year	Since Inception
Schwab Target 2060 Index Fund (8/25/16)	13.22%	13.49%
Target 2060 Passive Composite Index	13.15%	13.49%
Dow Jones U.S. Total Stock Market IndexSM	13.84%	15.37%
Bloomberg Barclays US Aggregate Bond Index	1.20%	-0.63%
Fund Category: Morningstar Target-Date 2060+[3]	13.72%	N/A
Fund Expense Ratios[4]: Net 0.08%; Gross 0.14%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On July 24, 2017, the Investor Share class and Institutional Share class of the fund were consolidated into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes 0.06% of acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2060 Index Fund
Performance and Fund Facts as of March 31, 2018 (continued)

Statistics
Number of Holdings	8
Portfolio Turnover Rate	19%
Asset Class Weightings % of Investments1,2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
[1]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[2]	The fund intends to primarily invest in affiliated Schwab ETFs and may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third party ETFs and mutual funds (all such ETFs and mutual funds referred to as “underlying funds”).
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning October 1, 2017 and held through March 31, 2018.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[1,3]	Beginning Account Value at 10/1/17	Ending Account Value (Net of Expenses) at 3/31/18	Expenses Paid During Period 10/1/17-3/31/18[2,4]	Effective Expenses Paid During Period 10/1/17-3/31/18[3,4]
Schwab Target 2010 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,013.70	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2015 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,014.40	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2020 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,020.50	$0.15	$0.40
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2025 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,026.10	$0.20	$0.40
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.70	$0.20	$0.40
Schwab Target 2030 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,032.10	$0.20	$0.41
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.70	$0.20	$0.40
Schwab Target 2035 Index Fund
Actual Return	0.04%	0.08%	$1,000.00	$1,034.10	$0.20	$0.41
Hypothetical 5% Return	0.04%	0.08%	$1,000.00	$1,024.70	$0.20	$0.40
Schwab Target 2040 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,038.30	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2045 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,041.50	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2050 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,043.30	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2055 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,044.40	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40
Schwab Target 2060 Index Fund
Actual Return	0.03%	0.08%	$1,000.00	$1,043.30	$0.15	$0.41
Hypothetical 5% Return	0.03%	0.08%	$1,000.00	$1,024.75	$0.15	$0.40

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 365 days of the fiscal year.

Schwab Target Index Funds  |  Annual Report

Schwab Target 2010 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.15	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.22	0.12
Net realized and unrealized gains (losses)	0.34	0.10
Total from investment operations	0.56	0.22
Less distributions:
Distributions from net investment income	(0.12)	(0.07)
Distributions from net realized gains	(0.00) [4]	—
Total distributions	(0.12)	(0.07)
Net asset value at end of period	$10.59	$10.15
Total return	5.57%	2.26% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08% [7]
Net investment income (loss)	2.11%	1.99% [7]
Portfolio turnover rate	28%	2% [5]
Net assets, end of period (x 1,000)	$14,185	$955

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% and 0.06%, respectively, for the periods ended March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2010 Index Fund
Portfolio Holdings as of March 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

U.S. Stocks 24.8%
Large-Cap 23.3%
Schwab U.S. Large-Cap ETF	52,422	3,306,780
Small-Cap 1.5%
Schwab U.S. Small-Cap ETF	2,960	204,625
		3,511,405

International Stock 9.8%
Developed-Market Large-Cap 9.8%
Schwab International Equity ETF	41,250	1,390,537

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF	6,822	260,942

Fixed Income 56.4%
Inflation-Protected Bond 6.4%
Schwab U.S. TIPS ETF	16,444	902,447
Intermediate-Term Bond 41.4%
Schwab U.S. Aggregate Bond ETF	115,205	5,877,759
Treasury Bond 8.6%
Schwab Short-Term U.S. Treasury ETF	24,566	1,224,369
		8,004,575

Security	Number of Shares	Value ($)
Money Market Fund 5.8%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	820,069	820,069
Total Affiliated Underlying Funds
(Cost $13,804,134)		13,987,528
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
BNP Paribas
1.05%, 04/02/18 (b)	135,572	135,572
Brown Brothers Harriman
1.05%, 04/02/18 (b)	16,885	16,885
Total Short-Term Investments
(Cost $152,457)		152,457
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	11,460	35,949	(6,159)	41,250	$52,898	$627	$24,641
Schwab Short-Term U.S. Treasury ETF	6,099	21,614	(3,147)	24,566	(10,404)	(1,376)	8,324
Schwab U.S. Aggregate Bond ETF	28,675	102,546	(16,016)	115,205	(102,168)	(11,518)	80,345
Schwab U.S. Large-Cap ETF	16,013	47,539	(11,130)	52,422	204,170	5,449	40,576
Schwab U.S. REIT ETF	922	5,900	—	6,822	(13,319)	—	3,402
Schwab U.S. Small-Cap ETF	936	2,125	(101)	2,960	11,894	45	1,991
Schwab U.S. TIPS ETF	4,102	14,427	(2,085)	16,444	(6,695)	(1,651)	9,457
Schwab Variable Share Price Money Fund, Ultra Shares	106,157	973,840	(259,928)	820,069	(165)	(12)	4,647
Total					$136,211	($8,436)	$173,383
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2010 Index Fund
Portfolio Holdings as of March 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$13,987,528	$—	$—	$13,987,528
Short-Term Investments[1]	—	152,457	—	152,457
Total	$13,987,528	$152,457	$—	$14,139,985
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2010 Index Fund
Statement of Assets and Liabilities

As of March 31, 2018
Assets
Investments in affiliated underlying funds, at value (cost $13,804,134)		$13,987,528
Investments in unaffiliated issuers, at value (cost $152,457)		152,457
Receivables:
Fund shares sold		627,463
Dividends		633
Interest	+	13
Total assets		14,768,094
Liabilities
Payables:
Investments bought		583,173
Investment adviser fees	+	318
Total liabilities		583,491
Net Assets
Total assets		14,768,094
Total liabilities	–	583,491
Net assets		$14,184,603
Net Assets by Source
Capital received from investors		13,967,031
Net investment income not yet distributed		51,052
Net realized capital losses		(16,874)
Net unrealized capital appreciation		183,394

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$14,184,603		1,339,419		$10.59

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2010 Index Fund
Statement of Operations

For the period April 1, 2017 through March 31, 2018
Investment Income
Dividends received from affiliated underlying funds		$173,383
Interest	+	1,493
Total investment income		174,876
Expenses
Investment adviser and administrator fees		6,635
Shareholder service fees:
Investor Shares[1]	+	204
Total expenses		6,839
Expense reduction by CSIM	–	3,973
Net expenses	–	2,866
Net investment income		172,010
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(8,436)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	136,211
Net realized and unrealized gains		127,775
Increase in net assets resulting from operations		$299,785
[1]	Effective July 24, 2017, the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2010 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/17-3/31/18		8/25/16*-3/31/17
Net investment income		$172,010	$17,407
Net realized losses		(8,436)	(319)
Net change in unrealized appreciation (depreciation)	+	136,211	47,183
Increase in net assets from operations		299,785	64,271
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(10,172)
Institutional Shares	+	(134,173)	(742)
Total distributions from net investment income		(134,173)	(10,914)
Distributions from net realized gains
Investor Shares		—	—
Institutional Shares	+	(1,397)	—
Total distributions from net realized gains		(1,397)	—
Total distributions		($135,570)	($10,914)

Transactions in Fund Shares1
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		1,772	$18,525	267,894	$2,668,599
Institutional Shares	+	1,491,874	15,732,146	94,015	951,351
Total shares sold		1,493,646	$15,750,671	361,909	$3,619,950
Shares Reinvested
Investor Shares		—	$—	1,030	$10,172
Institutional Shares	+	12,301	131,502	75	742
Total shares reinvested		12,301	$131,502	1,105	$10,914
Shares Redeemed
Investor Shares		(267,381)	($2,752,301)	(3,315)	($33,293)
Institutional Shares	+	(258,845)	(2,760,402)	(1)	(10)
Total shares redeemed		(526,226)	($5,512,703)	(3,316)	($33,303)
Net transactions in fund shares		979,721	$10,369,470	359,698	$3,597,561
Shares Outstanding and Net Assets
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		359,698	$3,650,918	—	$—
Total increase	+	979,721	10,533,685	359,698	3,650,918
End of period		1,339,419	$14,184,603	359,698	$3,650,918
Net investment income not yet distributed			$51,052		$6,493
*	Commencement of operations.
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2015 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.22	0.13
Net realized and unrealized gains (losses)	0.38	0.12
Total from investment operations	0.60	0.25
Less distributions:
Distributions from net investment income	(0.15)	(0.08)
Distributions from net realized gains	(0.01)	—
Total distributions	(0.16)	(0.08)
Net asset value at end of period	$10.61	$10.17
Total return	5.83%	2.49% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.03%	0.02% [6]
Gross operating expenses[5]	0.08%	0.08% [6]
Net investment income (loss)	2.06%	2.15% [6]
Portfolio turnover rate	47%	15% [4]
Net assets, end of period (x 1,000)	$20,229	$797

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Not annualized.
5
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% and 0.06%, respectively, for the periods ended March 31, 2018 and March 31, 2017 (see financial note 4).
6
Annualized.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2015 Index Fund
Portfolio Holdings as of March 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 26.4%
Large-Cap 24.8%
Schwab U.S. Large-Cap ETF	79,509	5,015,428
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	4,561	315,302
		5,330,730

International Stock 10.8%
Developed-Market Large-Cap 10.8%
Schwab International Equity ETF	64,837	2,185,655

Real Assets 1.9%
Real Estate 1.9%
Schwab U.S. REIT ETF	10,250	392,063

Fixed Income 54.5%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	22,373	1,227,830
Intermediate-Term Bond 40.3%
Schwab U.S. Aggregate Bond ETF	159,635	8,144,578
Treasury Bond 8.1%
Schwab Short-Term U.S. Treasury ETF	32,941	1,641,779
		11,014,187

Security	Number of Shares	Value ($)
Money Market Fund 5.1%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	1,033,458	1,033,458
Total Affiliated Underlying Funds
(Cost $19,652,712)		19,956,093
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets

Time Deposits 1.9%
BNP Paribas
1.05%, 04/02/18 (b)	203,084	203,084
Citibank
1.05%, 04/02/18 (b)	183,349	183,349
Total Short-Term Investments
(Cost $386,433)		386,433
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab International Equity ETF	19,044	61,898	(16,105)	64,837	$73,904	($4,216)	$31,549
Schwab Short-Term U.S. Treasury ETF	9,013	30,039	(6,111)	32,941	(10,069)	(2,453)	10,383
Schwab U.S. Aggregate Bond ETF	43,640	148,666	(32,671)	159,635	(92,443)	(35,559)	103,902
Schwab U.S. Large-Cap ETF	26,384	78,547	(25,422)	79,509	245,993	(826)	54,297
Schwab U.S. REIT ETF	1,536	9,544	(830)	10,250	(15,248)	(3,032)	4,551
Schwab U.S. Small-Cap ETF	1,626	3,607	(672)	4,561	13,081	(367)	2,710
Schwab U.S. TIPS ETF	6,193	20,361	(4,181)	22,373	(4,221)	(3,981)	11,565
Schwab Variable Share Price Money Fund, Ultra Shares	200,351	1,593,727	(760,620)	1,033,458	(109)	(101)	4,562
Total					$210,888	($50,535)	$223,519
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2015 Index Fund
Portfolio Holdings as of March 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$19,956,093	$—	$—	$19,956,093
Short-Term Investments[1]	—	386,433	—	386,433
Total	$19,956,093	$386,433	$—	$20,342,526
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Statement of Assets and Liabilities

As of March 31, 2018
Assets
Investments in affiliated underlying funds, at value (cost $19,652,712)		$19,956,093
Investments in unaffiliated issuers, at value (cost $386,433)		386,433
Receivables:
Fund shares sold		36,582
Dividends		580
Interest	+	22
Total assets		20,379,710
Liabilities
Payables:
Investments bought		63,635
Investment adviser fees		544
Fund shares redeemed	+	86,289
Total liabilities		150,468
Net Assets
Total assets		20,379,710
Total liabilities	–	150,468
Net assets		$20,229,242
Net Assets by Source
Capital received from investors		19,937,071
Net investment income not yet distributed		58,482
Net realized capital losses		(69,692)
Net unrealized capital appreciation		303,381

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$20,229,242		1,906,591		$10.61

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2015 Index Fund
Statement of Operations

For the period April 1, 2017 through March 31, 2018
Investment Income
Dividends received from affiliated underlying funds		$223,519
Interest	+	2,590
Total investment income		226,109
Expenses
Investment adviser and administrator fees		8,832
Shareholder service fees:
Investor Shares[1]	+	347
Total expenses		9,179
Expense reduction by CSIM	–	5,104
Net expenses	–	4,075
Net investment income		222,034
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(50,535)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	210,888
Net realized and unrealized gains		160,353
Increase in net assets resulting from operations		$382,387
[1]	Effective July 24, 2017, the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2015 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/17-3/31/18		8/25/16*-3/31/17
Net investment income		$222,034	$37,878
Net realized losses		(50,535)	(7,187)
Net change in unrealized appreciation (depreciation)	+	210,888	92,493
Increase in net assets from operations		382,387	123,184
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(23,959)
Institutional Shares	+	(178,617)	(771)
Total distributions from net investment income		(178,617)	(24,730)
Distributions from net realized gains
Investor Shares		—	—
Institutional Shares	+	(10,053)	—
Total distributions from net realized gains		(10,053)	—
Total distributions		($188,670)	($24,730)

Transactions in Fund Shares1
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		2,735	$29,447	587,984	$5,884,658
Institutional Shares	+	2,377,325	25,104,047	78,248	792,672
Total shares sold		2,380,060	$25,133,494	666,232	$6,677,330
Shares Reinvested
Investor Shares		—	$—	2,350	$23,249
Institutional Shares	+	17,169	183,880	78	771
Total shares reinvested		17,169	$183,880	2,428	$24,020
Shares Redeemed
Investor Shares		(481,541)	($4,967,260)	(111,528)	($1,131,266)
Institutional Shares	+	(566,228)	(5,983,115)	(1)	(12)
Total shares redeemed		(1,047,769)	($10,950,375)	(111,529)	($1,131,278)
Net transactions in fund shares		1,349,460	$14,366,999	557,131	$5,570,072
Shares Outstanding and Net Assets
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		557,131	$5,668,526	—	$—
Total increase	+	1,349,460	14,560,716	557,131	5,668,526
End of period		1,906,591	$20,229,242	557,131	$5,668,526
Net investment income not yet distributed			$58,482		$13,148
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (23,628 shares valued at $247,966) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2020 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.23	0.16
Net realized and unrealized gains (losses)	0.52	0.21
Total from investment operations	0.75	0.37
Less distributions:
Distributions from net investment income	(0.13)	(0.07)
Distributions from net realized gains	(0.00) [4]	—
Total distributions	(0.13)	(0.07)
Net asset value at end of period	$10.92	$10.30
Total return	7.30%	3.69% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08% [7]
Net investment income (loss)	2.15%	2.68% [7]
Portfolio turnover rate	21%	17% [5]
Net assets, end of period (x 1,000)	$70,841	$5,455

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than ($0.005).
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% and 0.05%, respectively, for the periods ended March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of March 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.6% of net assets

U.S. Stocks 29.9%
Large-Cap 27.9%
Schwab U.S. Large-Cap ETF	313,673	19,786,493
Small-Cap 2.0%
Schwab U.S. Small-Cap ETF	20,125	1,391,241
		21,177,734

International Stocks 13.8%
Developed-Market Large-Cap 12.6%
Schwab International Equity ETF	264,485	8,915,789
Emerging-Market 1.2%
Schwab Emerging Markets Equity ETF	29,508	846,880
		9,762,669

Real Assets 2.3%
Real Estate 2.3%
Schwab U.S. REIT ETF	43,224	1,653,318

Fixed Income 48.2%
Inflation-Protected Bond 4.2%
Schwab U.S. TIPS ETF	54,639	2,998,588
Intermediate-Term Bond 38.0%
Schwab U.S. Aggregate Bond ETF	527,041	26,889,632
Treasury Bond 6.0%
Schwab Short-Term U.S. Treasury ETF	86,024	4,287,436
		34,175,656

Security	Number of Shares	Value ($)
Money Market Fund 4.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	3,106,284	3,106,284
Total Affiliated Underlying Funds
(Cost $68,905,561)		69,875,661
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.4% of net assets

Time Deposits 1.4%
BNP Paribas
1.05%, 04/02/18 (b)	708,096	708,096
Citibank
1.05%, 04/02/18 (b)	243,960	243,960
Total Short-Term Investments
(Cost $952,056)		952,056
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	4,127	25,854	(473)	29,508	$16,006	($994)	$8,694
Schwab International Equity ETF	58,705	226,612	(20,832)	264,485	275,355	(11,276)	149,157
Schwab Short-Term U.S. Treasury ETF	14,493	75,323	(3,792)	86,024	(28,005)	(2,641)	23,886
Schwab U.S. Aggregate Bond ETF	95,329	460,273	(28,561)	527,041	(427,964)	(41,479)	312,965
Schwab U.S. Large-Cap ETF	75,839	297,533	(59,699)	313,673	959,314	45,403	218,255
Schwab U.S. REIT ETF	4,730	39,319	(825)	43,224	(79,597)	(3,619)	19,424
Schwab U.S. Small-Cap ETF	5,041	18,492	(3,408)	20,125	62,715	(1,283)	12,076
Schwab U.S. TIPS ETF	8,507	47,541	(1,409)	54,639	(16,490)	(1,989)	21,544
Schwab Variable Share Price Money Fund, Ultra Shares	257,260	3,648,944	(799,920)	3,106,284	(431)	(160)	13,636
Total					$760,903	($18,038)	$779,637
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2020 Index Fund
Portfolio Holdings as of March 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$69,875,661	$—	$—	$69,875,661
Short-Term Investments[1]	—	952,056	—	952,056
Total	$69,875,661	$952,056	$—	$70,827,717
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2020 Index Fund
Statement of Assets and Liabilities

As of March 31, 2018
Assets
Investments in affiliated underlying funds, at value (cost $68,905,561)		$69,875,661
Investments in unaffiliated issuers, at value (cost $952,056)		952,056
Receivables:
Fund shares sold		279,909
Dividends		2,200
Interest	+	83
Total assets		71,109,909
Liabilities
Payables:
Investments bought		233,459
Investment adviser fees		1,735
Fund shares redeemed	+	33,312
Total liabilities		268,506
Net Assets
Total assets		71,109,909
Total liabilities	–	268,506
Net assets		$70,841,403
Net Assets by Source
Capital received from investors		69,695,315
Net investment income not yet distributed		275,138
Net realized capital losses		(99,150)
Net unrealized capital appreciation		970,100

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$70,841,403		6,485,215		$10.92

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Schwab Target 2020 Index Fund
Statement of Operations

For the period April 1, 2017 through March 31, 2018
Investment Income
Dividends received from affiliated underlying funds		$779,637
Interest	+	6,900
Total investment income		786,537
Expenses
Investment adviser and administrator fees		29,234
Shareholder service fees:
Investor Shares[1]	+	600
Total expenses		29,834
Expense reduction by CSIM and its affiliates	–	16,781
Net expenses	–	13,053
Net investment income		773,484
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(18,038)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	760,903
Net realized and unrealized gains		742,865
Increase in net assets resulting from operations		$1,516,349
[1]	Effective July 24, 2017, the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2020 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/17-3/31/18		8/25/16*-3/31/17
Net investment income		$773,484	$56,207
Net realized losses		(18,038)	(12,290)
Net change in unrealized appreciation (depreciation)	+	760,903	209,197
Increase in net assets from operations		1,516,349	253,114
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(24,391)
Institutional Shares	+	(590,557)	(5,755)
Total distributions from net investment income		(590,557)	(30,146)
Distributions from net realized gains
Investor Shares		—	—
Institutional Shares	+	(2,672)	—
Total distributions from net realized gains		(2,672)	—
Total distributions		($593,229)	($30,146)

Transactions in Fund Shares1
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		57,291	$591,174	917,276	$9,234,087
Institutional Shares	+	7,178,794	77,999,442	532,580	5,445,182
Total shares sold		7,236,085	$78,590,616	1,449,856	$14,679,269
Shares Reinvested
Investor Shares		—	$—	2,358	$23,440
Institutional Shares	+	52,267	575,987	578	5,755
Total shares reinvested		52,267	$575,987	2,936	$29,195
Shares Redeemed
Investor Shares		(839,148)	($8,769,109)	(137,777)	($1,396,262)
Institutional Shares	+	(1,275,631)	(13,980,383)	(3,373)	(33,998)
Total shares redeemed		(2,114,779)	($22,749,492)	(141,150)	($1,430,260)
Net transactions in fund shares		5,173,573	$56,417,111	1,311,642	$13,278,204
Shares Outstanding and Net Assets
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,311,642	$13,501,172	—	$—
Total increase	+	5,173,573	57,340,231	1,311,642	13,501,172
End of period		6,485,215	$70,841,403	1,311,642	$13,501,172
Net investment income not yet distributed			$275,138		$26,061
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,500 shares valued at $218,839) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2025 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.40	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.25	0.14
Net realized and unrealized gains (losses)	0.68	0.34
Total from investment operations	0.93	0.48
Less distributions:
Distributions from net investment income	(0.15)	(0.08)
Distributions from net realized gains	(0.00) [4]	—
Total distributions	(0.15)	(0.08)
Net asset value at end of period	$11.18	$10.40
Total return	8.93%	4.82% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08% [7]
Net investment income (loss)	2.22%	2.41% [7]
Portfolio turnover rate	14%	6% [5]
Net assets, end of period (x 1,000)	$84,235	$1,649

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% and 0.05%, respectively, for the periods ended March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2025 Index Fund
Portfolio Holdings as of March 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 37.4%
Large-Cap 34.6%
Schwab U.S. Large-Cap ETF	462,658	29,184,467
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	34,018	2,351,664
		31,536,131

International Stocks 18.4%
Developed-Market Large-Cap 16.0%
Schwab International Equity ETF	400,683	13,507,024
Emerging-Market 2.4%
Schwab Emerging Markets Equity ETF	68,852	1,976,052
		15,483,076

Real Assets 3.0%
Real Estate 3.0%
Schwab U.S. REIT ETF	65,882	2,519,987

Fixed Income 36.9%
Inflation-Protected Bond 1.4%
Schwab U.S. TIPS ETF	21,465	1,177,999
Intermediate-Term Bond 32.2%
Schwab U.S. Aggregate Bond ETF	532,374	27,161,721
Security	Number of Shares	Value ($)
Treasury Bond 3.3%
Schwab Short-Term U.S. Treasury ETF	55,539	2,768,064
		31,107,784

Money Market Fund 3.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	2,549,930	2,549,930
Total Affiliated Underlying Funds
(Cost $81,118,425)		83,196,908
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
BNP Paribas
1.05%, 04/02/18 (b)	738,785	738,785
Total Short-Term Investment
(Cost $738,785)		738,785
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	10,610	58,242	—	68,852	$38,665	$—	$19,403
Schwab International Equity ETF	103,686	316,491	(19,494)	400,683	490,415	(13,704)	229,902
Schwab Short-Term U.S. Treasury ETF	10,631	45,726	(818)	55,539	(21,357)	(308)	16,925
Schwab U.S. Aggregate Bond ETF	112,471	446,993	(27,090)	532,374	(454,254)	(45,492)	349,302
Schwab U.S. Large-Cap ETF	127,975	401,614	(66,931)	462,658	1,570,973	40,865	346,277
Schwab U.S. REIT ETF	8,164	58,610	(892)	65,882	(130,955)	(1,122)	32,343
Schwab U.S. Small-Cap ETF	9,550	28,443	(3,975)	34,018	119,115	1,106	21,851
Schwab U.S. TIPS ETF	3,494	17,971	—	21,465	(7,941)	—	8,778
Schwab Variable Share Price Money Fund, Ultra Shares	250,310	2,299,620	—	2,549,930	(473)	—	11,887
Total					$1,604,188	($18,655)	$1,036,668
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2025 Index Fund
Portfolio Holdings as of March 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$83,196,908	$—	$—	$83,196,908
Short-Term Investment[1]	—	738,785	—	738,785
Total	$83,196,908	$738,785	$—	$83,935,693
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2025 Index Fund
Statement of Assets and Liabilities

As of March 31, 2018
Assets
Investments in affiliated underlying funds, at value (cost $81,118,425)		$83,196,908
Investments in unaffiliated issuers, at value (cost $738,785)		738,785
Receivables:
Investments sold		250,043
Fund shares sold		301,770
Dividends		1,968
Interest	+	64
Total assets		84,489,538
Liabilities
Payables:
Investments bought		248,724
Investment adviser fees		2,235
Fund shares redeemed	+	4,008
Total liabilities		254,967
Net Assets
Total assets		84,489,538
Total liabilities	–	254,967
Net assets		$84,234,571
Net Assets by Source
Capital received from investors		81,913,874
Net investment income not yet distributed		322,596
Net realized capital losses		(80,382)
Net unrealized capital appreciation		2,078,483

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$84,234,571		7,531,956		$11.18

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Schwab Target 2025 Index Fund
Statement of Operations

For the period April 1, 2017 through March 31, 2018
Investment Income
Dividends received from affiliated underlying funds		$1,036,668
Interest	+	7,124
Total investment income		1,043,792
Expenses
Investment adviser and administrator fees		38,191
Shareholder service fees:
Investor Shares[1]	+	1,282
Total expenses		39,473
Expense reduction by CSIM	–	21,365
Net expenses	–	18,108
Net investment income		1,025,684
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(18,655)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,604,188
Net realized and unrealized gains		1,585,533
Increase in net assets resulting from operations		$2,611,217
[1]	Effective July 24, 2017, the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2025 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/17-3/31/18		8/25/16*-3/31/17
Net investment income		$1,025,684	$115,766
Net realized losses		(18,655)	(3,902)
Net change in unrealized appreciation (depreciation)	+	1,604,188	474,295
Increase in net assets from operations		2,611,217	586,159
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(70,338)
Institutional Shares	+	(803,159)	(1,035)
Total distributions from net investment income		(803,159)	(71,373)
Distributions from net realized gains
Investor Shares		—	—
Institutional Shares	+	(2,147)	—
Total distributions from net realized gains		(2,147)	—
Total distributions		($805,306)	($71,373)

Transactions in Fund Shares1
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		109,399	$1,139,955	1,778,012	$17,975,764
Institutional Shares	+	8,791,335	96,907,954	158,407	1,636,344
Total shares sold		8,900,734	$98,047,909	1,936,419	$19,612,108
Shares Reinvested
Investor Shares		—	$—	6,970	$69,634
Institutional Shares	+	69,443	784,018	104	1,035
Total shares reinvested		69,443	$784,018	7,074	$70,669
Shares Redeemed
Investor Shares		(1,763,810)	($18,662,584)	(130,571)	($1,341,220)
Institutional Shares	+	(1,487,331)	(16,597,009)	(2)	(17)
Total shares redeemed		(3,251,141)	($35,259,593)	(130,573)	($1,341,237)
Net transactions in fund shares		5,719,036	$63,572,334	1,812,920	$18,341,540
Shares Outstanding and Net Assets
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,812,920	$18,856,326	—	$—
Total increase	+	5,719,036	65,378,245	1,812,920	18,856,326
End of period		7,531,956	$84,234,571	1,812,920	$18,856,326
Net investment income not yet distributed			$322,596		$44,393
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,628 shares valued at $223,890) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2030 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.26	0.15
Net realized and unrealized gains (losses)	0.80	0.41
Total from investment operations	1.06	0.56
Less distributions:
Distributions from net investment income	(0.15)	(0.10)
Distributions from net realized gains	(0.00) [4]	—
Total distributions	(0.15)	(0.10)
Net asset value at end of period	$11.37	$10.46
Total return	10.12%	5.66% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08% [7]
Net investment income (loss)	2.30%	2.49% [7]
Portfolio turnover rate	8%	7% [5]
Net assets, end of period (x 1,000)	$109,554	$3,258

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% and 0.05%, respectively, for the periods ended March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2030 Index Fund
Portfolio Holdings as of March 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.5% of net assets

U.S. Stocks 42.9%
Large-Cap 39.3%
Schwab U.S. Large-Cap ETF	682,954	43,080,739
Small-Cap 3.6%
Schwab U.S. Small-Cap ETF	56,564	3,910,269
		46,991,008

International Stocks 22.0%
Developed-Market Large-Cap 18.6%
Schwab International Equity ETF	604,015	20,361,346
Emerging-Market 3.4%
Schwab Emerging Markets Equity ETF	130,246	3,738,060
		24,099,406

Real Assets 3.5%
Real Estate 3.5%
Schwab U.S. REIT ETF	99,945	3,822,896

Fixed Income 28.1%
Intermediate-Term Bond 26.3%
Schwab U.S. Aggregate Bond ETF	564,261	28,788,596
Treasury Bond 1.8%
Schwab Short-Term U.S. Treasury ETF	41,080	2,047,427
		30,836,023

Security	Number of Shares	Value ($)
Money Market Fund 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	2,142,501	2,142,501
Total Affiliated Underlying Funds
(Cost $105,807,263)		107,891,834
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Australia & New Zealand Banking Group Ltd.
1.05%, 04/02/18 (b)	272,864	272,864
Deutsche Bank AG
1.05%, 04/02/18 (b)	1,093,338	1,093,338
Total Short-Term Investments
(Cost $1,366,202)		1,366,202
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	13,339	116,907	—	130,246	$45,664	$—	$31,784
Schwab International Equity ETF	104,155	508,784	(8,924)	604,015	472,898	(3,102)	314,598
Schwab Short-Term U.S. Treasury ETF	5,371	35,709	—	41,080	(14,506)	—	11,096
Schwab U.S. Aggregate Bond ETF	79,641	487,348	(2,728)	564,261	(483,476)	(4,227)	316,142
Schwab U.S. Large-Cap ETF	124,173	608,316	(49,535)	682,954	1,700,821	17,580	439,854
Schwab U.S. REIT ETF	8,847	91,098	—	99,945	(178,520)	—	44,836
Schwab U.S. Small-Cap ETF	10,529	51,059	(5,024)	56,564	154,010	(3,576)	31,595
Schwab Variable Share Price Money Fund, Ultra Shares	45,081	2,097,420	—	2,142,501	(462)	—	9,503
Total					$1,696,429	$6,675	$1,199,408
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2030 Index Fund
Portfolio Holdings as of March 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$107,891,834	$—	$—	$107,891,834
Short-Term Investments[1]	—	1,366,202	—	1,366,202
Total	$107,891,834	$1,366,202	$—	$109,258,036
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2030 Index Fund
Statement of Assets and Liabilities

As of March 31, 2018
Assets
Investments in affiliated underlying funds, at value (cost $105,807,263)		$107,891,834
Investments in unaffiliated issuers, at value (cost $1,366,202)		1,366,202
Receivables:
Fund shares sold		866,361
Dividends		1,653
Interest	+	118
Total assets		110,126,168
Liabilities
Payables:
Investments bought		550,738
Investment adviser fees		2,883
Fund shares redeemed	+	18,541
Total liabilities		572,162
Net Assets
Total assets		110,126,168
Total liabilities	–	572,162
Net assets		$109,554,006
Net Assets by Source
Capital received from investors		107,154,492
Net investment income not yet distributed		350,501
Net realized capital losses		(35,558)
Net unrealized capital appreciation		2,084,571

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$109,554,006		9,638,907		$11.37

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2030 Index Fund
Statement of Operations

For the period April 1, 2017 through March 31, 2018
Investment Income
Dividends received from affiliated underlying funds		$1,199,408
Interest	+	7,430
Total investment income		1,206,838
Expenses
Investment adviser and administrator fees		42,418
Shareholder service fees:
Investor Shares[1]	+	958
Total expenses		43,376
Expense reduction by CSIM	–	23,603
Net expenses	–	19,773
Net investment income		1,187,065
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		6,675
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,696,429
Net realized and unrealized gains		1,703,104
Increase in net assets resulting from operations		$2,890,169
[1]	Effective July 24, 2017, the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2030 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/17-3/31/18		8/25/16*-3/31/17
Net investment income		$1,187,065	$107,012
Net realized gains (losses)		6,675	(12,184)
Net change in unrealized appreciation (depreciation)	+	1,696,429	388,142
Increase in net assets from operations		2,890,169	482,970
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(61,903)
Institutional Shares	+	(903,629)	(7,490)
Total distributions from net investment income		(903,629)	(69,393)
Distributions from net realized gains
Investor Shares		—	—
Institutional Shares	+	(603)	—
Total distributions from net realized gains		(603)	—
Total distributions		($904,232)	($69,393)

Transactions in Fund Shares1
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		71,813	$750,279	1,383,363	$14,060,631
Institutional Shares	+	10,095,576	113,294,038	322,973	3,328,447
Total shares sold		10,167,389	$114,044,317	1,706,336	$17,389,078
Shares Reinvested
Investor Shares		—	$—	6,106	$61,060
Institutional Shares	+	77,310	887,531	749	7,490
Total shares reinvested		77,310	$887,531	6,855	$68,550
Shares Redeemed
Investor Shares		(1,322,798)	($14,088,148)	(138,484)	($1,403,984)
Institutional Shares	+	(845,497)	(9,618,551)	(12,204)	(124,301)
Total shares redeemed		(2,168,295)	($23,706,699)	(150,688)	($1,528,285)
Net transactions in fund shares		8,076,404	$91,225,149	1,562,503	$15,929,343
Shares Outstanding and Net Assets
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,562,503	$16,342,920	—	$—
Total increase	+	8,076,404	93,211,086	1,562,503	16,342,920
End of period		9,638,907	$109,554,006	1,562,503	$16,342,920
Net investment income not yet distributed			$350,501		$37,619
*	Commencement of operations.
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.26	0.12
Net realized and unrealized gains (losses)	0.90	0.52
Total from investment operations	1.16	0.64
Less distributions:
Distributions from net investment income	(0.17)	(0.10)
Distributions from net realized gains	(0.00) [4]	—
Total distributions	(0.17)	(0.10)
Net asset value at end of period	$11.53	$10.54
Total return	10.96%	6.44% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08% [7]
Net investment income (loss)	2.29%	2.04% [7]
Portfolio turnover rate	14%	13% [5]
Net assets, end of period (x 1,000)	$62,526	$1,904

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% and 0.05%, respectively, for the periods ended March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Portfolio Holdings as of March 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 47.0%
Large-Cap 42.5%
Schwab U.S. Large-Cap ETF	421,385	26,580,966
Small-Cap 4.5%
Schwab U.S. Small-Cap ETF	40,161	2,776,330
		29,357,296

International Stocks 25.1%
Developed-Market Large-Cap 20.7%
Schwab International Equity ETF	383,351	12,922,762
Emerging-Market 4.4%
Schwab Emerging Markets Equity ETF	96,159	2,759,763
		15,682,525

Real Assets 3.8%
Real Estate 3.8%
Schwab U.S. REIT ETF	62,299	2,382,937

Fixed Income 21.7%
Intermediate-Term Bond 20.5%
Schwab U.S. Aggregate Bond ETF	251,499	12,831,479
Treasury Bond 1.2%
Schwab Short-Term U.S. Treasury ETF	15,244	759,761
		13,591,240

Security	Number of Shares	Value ($)
Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	870,098	870,098
Total Affiliated Underlying Funds
(Cost $59,908,515)		61,884,096
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
BNP Paribas
1.05%, 04/02/18 (b)	624,809	624,809
Brown Brothers Harriman
1.05%, 04/02/18 (b)	9,635	9,635
Total Short-Term Investments
(Cost $634,444)		634,444
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	14,049	84,005	(1,895)	96,159	$53,454	$161	$25,972
Schwab International Equity ETF	95,041	311,807	(23,497)	383,351	435,581	(5,137)	213,536
Schwab Short-Term U.S. Treasury ETF	2,926	12,460	(142)	15,244	(5,566)	(45)	4,415
Schwab U.S. Aggregate Bond ETF	49,600	210,129	(8,230)	251,499	(205,927)	(7,784)	154,563
Schwab U.S. Large-Cap ETF	108,718	361,937	(49,270)	421,385	1,271,501	19,255	298,458
Schwab U.S. REIT ETF	8,573	54,911	(1,185)	62,299	(121,810)	(2,784)	31,574
Schwab U.S. Small-Cap ETF	10,291	34,391	(4,521)	40,161	131,412	(3,497)	24,076
Schwab Variable Share Price Money Fund, Ultra Shares	—	870,098	—	870,098	(140)	—	2,909
Total					$1,558,505	$169	$755,503
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Portfolio Holdings as of March 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$61,884,096	$—	$—	$61,884,096
Short-Term Investments[1]	—	634,444	—	634,444
Total	$61,884,096	$634,444	$—	$62,518,540
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Statement of Assets and Liabilities

As of March 31, 2018
Assets
Investments in affiliated underlying funds, at value (cost $59,908,515)		$61,884,096
Investments in unaffiliated issuers, at value (cost $634,444)		634,444
Receivables:
Fund shares sold		378,981
Dividends		671
Interest	+	55
Total assets		62,898,247
Liabilities
Payables:
Investments bought		370,116
Investment adviser fees		1,623
Fund shares redeemed	+	65
Total liabilities		371,804
Net Assets
Total assets		62,898,247
Total liabilities	–	371,804
Net assets		$62,526,443
Net Assets by Source
Capital received from investors		60,386,605
Net investment income not yet distributed		208,673
Net realized capital losses		(44,416)
Net unrealized capital appreciation		1,975,581

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$62,526,443		5,421,817		$11.53

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Statement of Operations

For the period April 1, 2017 through March 31, 2018
Investment Income
Dividends received from affiliated underlying funds		$755,503
Interest	+	4,340
Total investment income		759,843
Expenses
Investment adviser and administrator fees		27,136
Shareholder service fees:
Investor Shares[1]	+	838
Total expenses		27,974
Expense reduction by CSIM and its affiliates	–	15,024
Net expenses	–	12,950
Net investment income		746,893
Realized and Unrealized Gains (Losses)
Net realized gains on sales of affiliated underlying funds		169
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,558,505
Net realized and unrealized gains		1,558,674
Increase in net assets resulting from operations		$2,305,567
[1]	Effective July 24, 2017, the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2035 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/17-3/31/18		8/25/16*-3/31/17
Net investment income		$746,893	$91,216
Net realized gains (losses)		169	(8,007)
Net change in unrealized appreciation (depreciation)	+	1,558,505	417,076
Increase in net assets from operations		2,305,567	500,285
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(59,014)
Institutional Shares	+	(600,404)	(2,983)
Total distributions from net investment income		(600,404)	(61,997)
Distributions from net realized gains
Investor Shares		—	—
Institutional Shares	+	(3,613)	—
Total distributions from net realized gains		(3,613)	—
Total distributions		($604,017)	($61,997)

Transactions in Fund Shares1
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		24,754	$257,871	1,186,207	$12,040,095
Institutional Shares	+	5,972,493	67,489,185	180,408	1,883,415
Total shares sold		5,997,247	$67,747,056	1,366,615	$13,923,510
Shares Reinvested
Investor Shares		—	$—	5,816	$58,332
Institutional Shares	+	50,896	593,447	297	2,983
Total shares reinvested		50,896	$593,447	6,113	$61,315
Shares Redeemed
Investor Shares		(1,108,058)	($11,891,649)	(108,719)	($1,112,070)
Institutional Shares	+	(782,276)	(8,934,987)	(1)	(17)
Total shares redeemed		(1,890,334)	($20,826,636)	(108,720)	($1,112,087)
Net transactions in fund shares		4,157,809	$47,513,867	1,264,008	$12,872,738
Shares Outstanding and Net Assets
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,264,008	$13,311,026	—	$—
Total increase	+	4,157,809	49,215,417	1,264,008	13,311,026
End of period		5,421,817	$62,526,443	1,264,008	$13,311,026
Net investment income not yet distributed			$208,673		$29,219
*	Commencement of operations.
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2040 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.15
Net realized and unrealized gains (losses)	1.00	0.55
Total from investment operations	1.27	0.70
Less distributions:
Distributions from net investment income	(0.17)	(0.11)
Distributions from net realized gains	(0.00) [4]	—
Total distributions	(0.17)	(0.11)
Net asset value at end of period	$11.69	$10.59
Total return	11.97%	7.09% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.04%	0.03% [7]
Gross operating expenses[6]	0.08%	0.08% [7]
Net investment income (loss)	2.33%	2.48% [7]
Portfolio turnover rate	15%	8% [5]
Net assets, end of period (x 1,000)	$72,830	$1,514

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.04% and 0.05%, respectively, for the periods ended March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2040 Index Fund
Portfolio Holdings as of March 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 50.6%
Large-Cap 45.4%
Schwab U.S. Large-Cap ETF	523,634	33,030,833
Small-Cap 5.2%
Schwab U.S. Small-Cap ETF	55,195	3,815,630
		36,846,463

International Stocks 28.2%
Developed-Market Large-Cap 22.7%
Schwab International Equity ETF	490,213	16,525,080
Emerging-Market 5.5%
Schwab Emerging Markets Equity ETF	138,813	3,983,933
		20,509,013

Real Assets 4.1%
Real Estate 4.1%
Schwab U.S. REIT ETF	78,789	3,013,679

Fixed Income 15.4%
Intermediate-Term Bond 14.6%
Schwab U.S. Aggregate Bond ETF	208,398	10,632,466
Treasury Bond 0.8%
Schwab Short-Term U.S. Treasury ETF	10,935	545,000
		11,177,466

Security	Number of Shares	Value ($)
Money Market Fund 0.6%
Schwab Variable Share Price Money Fund, Ultra Shares 1.73% (a)	450,766	450,766
Total Affiliated Underlying Funds
(Cost $69,619,656)		71,997,387
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
BNP Paribas
1.05%, 04/02/18 (b)	727,515	727,515
JPMorgan Chase Bank
1.05%, 04/02/18 (b)	20,301	20,301
Total Short-Term Investments
(Cost $747,816)		747,816
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	17,625	122,918	(1,730)	138,813	$79,301	$516	$36,785
Schwab International Equity ETF	103,591	421,982	(35,360)	490,213	532,231	(7,047)	263,695
Schwab Short-Term U.S. Treasury ETF	1,681	9,443	(189)	10,935	(3,562)	(50)	3,008
Schwab U.S. Aggregate Bond ETF	34,469	182,341	(8,412)	208,398	(161,721)	(6,628)	122,694
Schwab U.S. Large-Cap ETF	114,817	464,000	(55,183)	523,634	1,501,080	(7,034)	363,555
Schwab U.S. REIT ETF	9,873	69,970	(1,054)	78,789	(146,717)	(2,366)	40,488
Schwab U.S. Small-Cap ETF	12,263	49,228	(6,296)	55,195	169,627	(5,807)	32,381
Schwab Variable Share Price Money Fund, Ultra Shares	—	650,726	(199,960)	450,766	(65)	(20)	1,198
Total					$1,970,174	($28,436)	$863,804
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2040 Index Fund
Portfolio Holdings as of March 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$71,997,387	$—	$—	$71,997,387
Short-Term Investments[1]	—	747,816	—	747,816
Total	$71,997,387	$747,816	$—	$72,745,203
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2040 Index Fund
Statement of Assets and Liabilities

As of March 31, 2018
Assets
Investments in affiliated underlying funds, at value (cost $69,619,656)		$71,997,387
Investments in unaffiliated issuers, at value (cost $747,816)		747,816
Receivables:
Fund shares sold		370,998
Dividends		348
Interest	+	65
Total assets		73,116,614
Liabilities
Payables:
Investments bought		280,720
Investment adviser fees		1,925
Fund shares redeemed	+	3,875
Total liabilities		286,520
Net Assets
Total assets		73,116,614
Total liabilities	–	286,520
Net assets		$72,830,094
Net Assets by Source
Capital received from investors		70,286,615
Net investment income not yet distributed		215,455
Net realized capital losses		(49,707)
Net unrealized capital appreciation		2,377,731

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$72,830,094		6,228,301		$11.69

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Schwab Target 2040 Index Fund
Statement of Operations

For the period April 1, 2017 through March 31, 2018
Investment Income
Dividends received from affiliated underlying funds		$863,804
Interest	+	4,481
Total investment income		868,285
Expenses
Investment adviser and administrator fees		30,514
Shareholder service fees:
Investor Shares[1]	+	838
Total expenses		31,352
Expense reduction by CSIM	–	17,024
Net expenses	–	14,328
Net investment income		853,957
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(28,436)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,970,174
Net realized and unrealized gains		1,941,738
Increase in net assets resulting from operations		$2,795,695
[1]	Effective July 24, 2017, the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2040 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/17-3/31/18		8/25/16*-3/31/17
Net investment income		$853,957	$87,165
Net realized losses		(28,436)	(2,814)
Net change in unrealized appreciation (depreciation)	+	1,970,174	407,557
Increase in net assets from operations		2,795,695	491,908
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(53,782)
Institutional Shares	+	(684,942)	(2,555)
Total distributions from net investment income		(684,942)	(56,337)
Distributions from net realized gains
Investor Shares		—	—
Institutional Shares	+	(2,845)	—
Total distributions from net realized gains		(2,845)	—
Total distributions		($687,787)	($56,337)

Transactions in Fund Shares1
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		27,967	$294,780	1,192,700	$12,211,411
Institutional Shares	+	6,948,851	79,414,617	157,010	1,632,206
Total shares sold		6,976,818	$79,709,397	1,349,710	$13,843,617
Shares Reinvested
Investor Shares		—	$—	5,344	$53,698
Institutional Shares	+	57,916	684,569	254	2,556
Total shares reinvested		57,916	$684,569	5,598	$56,254
Shares Redeemed
Investor Shares		(1,136,256)	($12,267,078)	(89,755)	($932,514)
Institutional Shares	+	(921,426)	(10,656,441)	(14,304)	(151,189)
Total shares redeemed		(2,057,682)	($22,923,519)	(104,059)	($1,083,703)
Net transactions in fund shares		4,977,052	$57,470,447	1,251,249	$12,816,168
Shares Outstanding and Net Assets
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,251,249	$13,251,739	—	$—
Total increase	+	4,977,052	59,578,355	1,251,249	13,251,739
End of period		6,228,301	$72,830,094	1,251,249	$13,251,739
Net investment income not yet distributed			$215,455		$30,828
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (20,887 shares valued at $223,165) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2045 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.64	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.28	0.10
Net realized and unrealized gains (losses)	1.06	0.65
Total from investment operations	1.34	0.75
Less distributions:
Distributions from net investment income	(0.17)	(0.11)
Distributions from net realized gains	(0.00) [4]	—
Total distributions	(0.17)	(0.11)
Net asset value at end of period	$11.81	$10.64
Total return	12.57%	7.51% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08% [7]
Net investment income (loss)	2.39%	1.68% [7]
Portfolio turnover rate	11%	8% [5]
Net assets, end of period (x 1,000)	$44,817	$1,261

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% and 0.06%, respectively, for the periods ended March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of March 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 53.4%
Large-Cap 47.5%
Schwab U.S. Large-Cap ETF	337,491	21,288,932
Small-Cap 5.9%
Schwab U.S. Small-Cap ETF	37,963	2,624,382
		23,913,314

International Stocks 30.3%
Developed-Market Large-Cap 24.1%
Schwab International Equity ETF	320,306	10,797,515
Emerging-Market 6.2%
Schwab Emerging Markets Equity ETF	97,243	2,790,874
		13,588,389

Real Assets 4.5%
Real Estate 4.5%
Schwab U.S. REIT ETF	53,143	2,032,720

Fixed Income 10.7%
Intermediate-Term Bond 10.3%
Schwab U.S. Aggregate Bond ETF	90,058	4,594,759
Security	Number of Shares	Value ($)
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	3,713	185,056
		4,779,815
Total Affiliated Underlying Funds
(Cost $42,700,119)		44,314,238
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
BNP Paribas
1.05%, 04/02/18 (a)	447,690	447,690
JPMorgan Chase Bank
1.05%, 04/02/18 (a)	83,922	83,922
Total Short-Term Investments
(Cost $531,612)		531,612
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	13,332	84,337	(426)	97,243	$55,467	$59	$25,936
Schwab International Equity ETF	72,118	262,831	(14,643)	320,306	350,636	(7,482)	178,249
Schwab Short-Term U.S. Treasury ETF	689	3,024	—	3,713	(1,526)	—	1,137
Schwab U.S. Aggregate Bond ETF	16,219	74,780	(941)	90,058	(76,542)	(1,142)	53,759
Schwab U.S. Large-Cap ETF	78,137	286,484	(27,130)	337,491	980,431	7,137	231,197
Schwab U.S. REIT ETF	7,077	46,321	(255)	53,143	(99,691)	(636)	26,911
Schwab U.S. Small-Cap ETF	8,769	31,929	(2,735)	37,963	113,841	(1,900)	22,307
Total					$1,322,616	($3,964)	$539,496
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2045 Index Fund
Portfolio Holdings as of March 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$44,314,238	$—	$—	$44,314,238
Short-Term Investments[1]	—	531,612	—	531,612
Total	$44,314,238	$531,612	$—	$44,845,850
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2045 Index Fund
Statement of Assets and Liabilities

As of March 31, 2018
Assets
Investments in affiliated underlying funds, at value (cost $42,700,119)		$44,314,238
Investments in unaffiliated issuers, at value (cost $531,612)		531,612
Receivables:
Fund shares sold		160,854
Interest	+	46
Total assets		45,006,750
Liabilities
Payables:
Investments bought		183,500
Investment adviser fees		1,173
Fund shares redeemed	+	5,267
Total liabilities		189,940
Net Assets
Total assets		45,006,750
Total liabilities	–	189,940
Net assets		$44,816,810
Net Assets by Source
Capital received from investors		43,094,150
Net investment income not yet distributed		130,761
Net realized capital losses		(22,220)
Net unrealized capital appreciation		1,614,119

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$44,816,810		3,795,888		$11.81

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Schwab Target 2045 Index Fund
Statement of Operations

For the period April 1, 2017 through March 31, 2018
Investment Income
Dividends received from affiliated underlying funds		$539,496
Interest	+	2,373
Total investment income		541,869
Expenses
Investment adviser and administrator fees		18,698
Shareholder service fees:
Investor Shares[1]	+	589
Total expenses		19,287
Expense reduction by CSIM	–	10,546
Net expenses	–	8,741
Net investment income		533,128
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(3,964)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	1,322,616
Net realized and unrealized gains		1,318,652
Increase in net assets resulting from operations		$1,851,780
[1]	Effective July 24, 2017, the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2045 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/17-3/31/18		8/25/16*-3/31/17
Net investment income		$533,128	$59,603
Net realized losses		(3,964)	(4,381)
Net change in unrealized appreciation (depreciation)	+	1,322,616	291,503
Increase in net assets from operations		1,851,780	346,725
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(32,949)
Institutional Shares	+	(434,386)	(7,482)
Total distributions from net investment income		(434,386)	(40,431)
Distributions from net realized gains
Investor Shares		—	—
Institutional Shares	+	(1,028)	—
Total distributions from net realized gains		(1,028)	—
Total distributions		($435,414)	($40,431)

Transactions in Fund Shares1
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		70,062	$748,563	718,567	$7,368,178
Institutional Shares	+	3,955,636	45,583,166	148,641	1,532,883
Total shares sold		4,025,698	$46,331,729	867,208	$8,901,061
Shares Reinvested
Investor Shares		—	$—	3,238	$32,606
Institutional Shares	+	36,340	433,529	742	7,482
Total shares reinvested		36,340	$433,529	3,980	$40,088
Shares Redeemed
Investor Shares		(768,157)	($8,347,681)	(23,710)	($244,675)
Institutional Shares	+	(314,609)	(3,702,897)	(30,862)	(317,004)
Total shares redeemed		(1,082,766)	($12,050,578)	(54,572)	($561,679)
Net transactions in fund shares		2,979,272	$34,714,680	816,616	$8,379,470
Shares Outstanding and Net Assets
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		816,616	$8,685,764	—	$—
Total increase	+	2,979,272	36,131,046	816,616	8,685,764
End of period		3,795,888	$44,816,810	816,616	$8,685,764
Net investment income not yet distributed			$130,761		$19,172
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (38,619 shares valued at $433,875) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2050 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.65	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.28	0.15
Net realized and unrealized gains (losses)	1.09	0.62
Total from investment operations	1.37	0.77
Less distributions:
Distributions from net investment income	(0.17)	(0.12)
Distributions from net realized gains	(0.00) [4]	—
Total distributions	(0.17)	(0.12)
Net asset value at end of period	$11.85	$10.65
Total return	12.85%	7.80% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08% [7]
Net investment income (loss)	2.37%	2.54% [7]
Portfolio turnover rate	15%	4% [5]
Net assets, end of period (x 1,000)	$37,619	$793

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% and 0.06%, respectively, for the periods ended March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2050 Index Fund
Portfolio Holdings as of March 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 54.5%
Large-Cap 48.3%
Schwab U.S. Large-Cap ETF	288,072	18,171,582
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	33,895	2,343,161
		20,514,743

International Stocks 31.7%
Developed-Market Large-Cap 24.9%
Schwab International Equity ETF	278,260	9,380,144
Emerging-Market 6.8%
Schwab Emerging Markets Equity ETF	88,901	2,551,459
		11,931,603

Real Assets 4.6%
Real Estate 4.6%
Schwab U.S. REIT ETF	45,467	1,739,113

Fixed Income 8.2%
Intermediate-Term Bond 7.8%
Schwab U.S. Aggregate Bond ETF	57,561	2,936,762
Security	Number of Shares	Value ($)
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	2,734	136,263
		3,073,025
Total Affiliated Underlying Funds
(Cost $36,250,402)		37,258,484
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
BNP Paribas
1.05%, 04/02/18 (a)	330,698	330,698
Total Short-Term Investment
(Cost $330,698)		330,698
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	10,890	79,326	(1,315)	88,901	$30,049	$318	$19,905
Schwab International Equity ETF	55,967	239,328	(17,035)	278,260	216,495	(2,957)	129,988
Schwab Short-Term U.S. Treasury ETF	377	2,357	—	2,734	(696)	—	569
Schwab U.S. Aggregate Bond ETF	9,280	50,512	(2,231)	57,561	(40,379)	(1,557)	30,171
Schwab U.S. Large-Cap ETF	59,829	255,858	(27,615)	288,072	598,582	(5,809)	178,882
Schwab U.S. REIT ETF	5,499	40,183	(215)	45,467	(76,644)	(582)	21,796
Schwab U.S. Small-Cap ETF	6,939	30,233	(3,277)	33,895	76,512	(3,879)	17,703
Total					$803,919	($14,466)	$399,014
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2050 Index Fund
Portfolio Holdings as of March 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$37,258,484	$—	$—	$37,258,484
Short-Term Investment[1]	—	330,698	—	330,698
Total	$37,258,484	$330,698	$—	$37,589,182
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2050 Index Fund
Statement of Assets and Liabilities

As of March 31, 2018
Assets
Investments in affiliated underlying funds, at value (cost $36,250,402)		$37,258,484
Investments in unaffiliated issuers, at value (cost $330,698)		330,698
Receivables:
Fund shares sold		312,547
Interest	+	29
Total assets		37,901,758
Liabilities
Payables:
Investments bought		271,154
Investment adviser fees		952
Fund shares redeemed	+	10,308
Total liabilities		282,414
Net Assets
Total assets		37,901,758
Total liabilities	–	282,414
Net assets		$37,619,344
Net Assets by Source
Capital received from investors		36,532,907
Net investment income not yet distributed		96,398
Net realized capital losses		(18,043)
Net unrealized capital appreciation		1,008,082

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$37,619,344		3,175,762		$11.85

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Schwab Target 2050 Index Fund
Statement of Operations

For the period April 1, 2017 through March 31, 2018
Investment Income
Dividends received from affiliated underlying funds		$399,014
Interest	+	1,484
Total investment income		400,498
Expenses
Investment adviser and administrator fees		13,953
Shareholder service fees:
Investor Shares[1]	+	430
Total expenses		14,383
Expense reduction by CSIM	–	7,977
Net expenses	–	6,406
Net investment income		394,092
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(14,466)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	803,919
Net realized and unrealized gains		789,453
Increase in net assets resulting from operations		$1,183,545
[1]	Effective July 24, 2017, the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2050 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/17-3/31/18		8/25/16*-3/31/17
Net investment income		$394,092	$40,488
Net realized losses		(14,466)	(1,808)
Net change in unrealized appreciation (depreciation)	+	803,919	204,163
Increase in net assets from operations		1,183,545	242,843
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(24,827)
Institutional Shares	+	(311,235)	(2,238)
Total distributions from net investment income		(311,235)	(27,065)
Distributions from net realized gains
Investor Shares		—	—
Institutional Shares	+	(1,651)	—
Total distributions from net realized gains		(1,651)	—
Total distributions		($312,886)	($27,065)

Transactions in Fund Shares1
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		39,004	$420,083	574,447	$5,899,391
Institutional Shares	+	3,463,797	40,274,493	75,399	791,031
Total shares sold		3,502,801	$40,694,576	649,846	$6,690,422
Shares Reinvested
Investor Shares		—	$—	2,428	$24,451
Institutional Shares	+	25,736	308,064	222	2,238
Total shares reinvested		25,736	$308,064	2,650	$26,689
Shares Redeemed
Investor Shares		(577,713)	($6,279,065)	(38,166)	($394,238)
Institutional Shares	+	(388,252)	(4,501,719)	(1,140)	(11,822)
Total shares redeemed		(965,965)	($10,780,784)	(39,306)	($406,060)
Net transactions in fund shares		2,562,572	$30,221,856	613,190	$6,311,051
Shares Outstanding and Net Assets
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		613,190	$6,526,829	—	$—
Total increase	+	2,562,572	31,092,515	613,190	6,526,829
End of period		3,175,762	$37,619,344	613,190	$6,526,829
Net investment income not yet distributed			$96,398		$13,423
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (25,350 shares valued at $285,263) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2055 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.67	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.27	0.15
Net realized and unrealized gains (losses)	1.15	0.65
Total from investment operations	1.42	0.80
Less distributions:
Distributions from net investment income	(0.18)	(0.13)
Distributions from net realized gains	(0.00) [4]	—
Total distributions	(0.18)	(0.13)
Net asset value at end of period	$11.91	$10.67
Total return	13.25%	8.03% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08% [7]
Net investment income (loss)	2.33%	2.53% [7]
Portfolio turnover rate	23%	14% [5]
Net assets, end of period (x 1,000)	$17,713	$147

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% and 0.06%, respectively, for the periods ended March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of March 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 55.8%
Large-Cap 49.3%
Schwab U.S. Large-Cap ETF	138,325	8,725,541
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	16,723	1,156,061
		9,881,602

International Stocks 32.9%
Developed-Market Large-Cap 25.6%
Schwab International Equity ETF	134,706	4,540,939
Emerging-Market 7.3%
Schwab Emerging Markets Equity ETF	45,056	1,293,107
		5,834,046

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	21,966	840,199

Fixed Income 5.9%
Intermediate-Term Bond 5.7%
Schwab U.S. Aggregate Bond ETF	19,710	1,005,604
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	704	35,088
		1,040,692
Total Affiliated Underlying Funds
(Cost $16,864,188)		17,596,539
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
BNP Paribas
1.05%, 04/02/18 (a)	119,519	119,519
Total Short-Term Investment
(Cost $119,519)		119,519
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	6,826	41,755	(3,525)	45,056	$24,221	($4,303)	$11,180
Schwab International Equity ETF	33,433	116,357	(15,084)	134,706	144,020	(20,442)	70,041
Schwab Short-Term U.S. Treasury ETF	131	573	—	704	(277)	—	215
Schwab U.S. Aggregate Bond ETF	3,741	17,455	(1,486)	19,710	(14,227)	(2,617)	11,752
Schwab U.S. Large-Cap ETF	35,193	123,276	(20,144)	138,325	381,910	(23,479)	94,870
Schwab U.S. REIT ETF	3,330	20,139	(1,503)	21,966	(39,763)	(5,205)	11,558
Schwab U.S. Small-Cap ETF	4,251	14,752	(2,280)	16,723	48,579	(2,878)	9,659
Total					$544,463	($58,924)	$209,275
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

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Schwab Target 2055 Index Fund
Portfolio Holdings as of March 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$17,596,539	$—	$—	$17,596,539
Short-Term Investment[1]	—	119,519	—	119,519
Total	$17,596,539	$119,519	$—	$17,716,058
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2055 Index Fund
Statement of Assets and Liabilities

As of March 31, 2018
Assets
Investments in affiliated underlying funds, at value (cost $16,864,188)		$17,596,539
Investments in unaffiliated issuers, at value (cost $119,519)		119,519
Receivables:
Fund shares sold	+	109,569
Total assets		17,825,627
Liabilities
Payables:
Investments bought		99,511
Investment adviser fees		468
Fund shares redeemed	+	12,377
Total liabilities		112,356
Net Assets
Total assets		17,825,627
Total liabilities	–	112,356
Net assets		$17,713,271
Net Assets by Source
Capital received from investors		16,997,121
Net investment income not yet distributed		47,048
Net realized capital losses		(63,249)
Net unrealized capital appreciation		732,351

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$17,713,271		1,487,419		$11.91

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Schwab Target 2055 Index Fund
Statement of Operations

For the period April 1, 2017 through March 31, 2018
Investment Income
Dividends received from affiliated underlying funds		$209,275
Interest	+	524
Total investment income		209,799
Expenses
Investment adviser and administrator fees		7,485
Shareholder service fees:
Investor Shares[1]	+	275
Total expenses		7,760
Expense reduction by CSIM	–	4,334
Net expenses	–	3,426
Net investment income		206,373
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(58,924)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	544,463
Net realized and unrealized gains		485,539
Increase in net assets resulting from operations		$691,912
[1]	Effective July 24, 2017, the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2055 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/17-3/31/18		8/25/16*-3/31/17
Net investment income		$206,373	$36,689
Net realized losses		(58,924)	(3,430)
Net change in unrealized appreciation (depreciation)	+	544,463	187,888
Increase in net assets from operations		691,912	221,147
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(26,235)
Institutional Shares	+	(167,658)	(2,347)
Total distributions from net investment income		(167,658)	(28,582)
Distributions from net realized gains
Investor Shares		—	—
Institutional Shares	+	(669)	—
Total distributions from net realized gains		(669)	—
Total distributions		($168,327)	($28,582)

Transactions in Fund Shares1
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		17,867	$192,529	376,557	$3,828,247
Institutional Shares	+	1,686,862	19,680,707	21,287	216,514
Total shares sold		1,704,729	$19,873,236	397,844	$4,044,761
Shares Reinvested
Investor Shares		—	$—	2,550	$25,712
Institutional Shares	+	13,482	162,317	233	2,347
Total shares reinvested		13,482	$162,317	2,783	$28,059
Shares Redeemed
Investor Shares		(356,382)	($3,887,407)	(40,592)	($425,647)
Institutional Shares	+	(226,707)	(2,717,640)	(7,738)	(80,558)
Total shares redeemed		(583,089)	($6,605,047)	(48,330)	($506,205)
Net transactions in fund shares		1,135,122	$13,430,506	352,297	$3,566,615
Shares Outstanding and Net Assets
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		352,297	$3,759,180	—	$—
Total increase	+	1,135,122	13,954,091	352,297	3,759,180
End of period		1,487,419	$17,713,271	352,297	$3,759,180
Net investment income not yet distributed			$47,048		$8,107
*	Commencement of operations.
[1]	Effective July 24, 2017, there were no outstanding Investor Shares and the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

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Schwab Target 2060 Index Fund
Financial Statements
Financial Highlights
	4/1/17– 3/31/18[1]	8/25/16 [2]– 3/31/17
Per-Share Data
Net asset value at beginning of period	$10.68	$10.00
Income (loss) from investment operations:
Net investment income (loss)[3]	0.29	0.18
Net realized and unrealized gains (losses)	1.12	0.62
Total from investment operations	1.41	0.80
Less distributions:
Distributions from net investment income	(0.17)	(0.12)
Distributions from net realized gains	(0.00) [4]	—
Total distributions	(0.17)	(0.12)
Net asset value at end of period	$11.92	$10.68
Total return	13.22%	8.11% [5]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[6]	0.03%	0.02% [7]
Gross operating expenses[6]	0.08%	0.08% [7]
Net investment income (loss)	2.43%	2.94% [7]
Portfolio turnover rate	19%	0% [5]
Net assets, end of period (x 1,000)	$24,224	$166

1
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Institutional Shares (see financial note 1).
2
Commencement of operations.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Not annualized.
6
The expenses incurred by the underlying funds in which the fund invests are not included in these ratios. If the expenses incurred by the underlying funds were included in these ratios they would have increased by 0.05% and 0.06%, respectively, for the periods ended March 31, 2018 and March 31, 2017 (see financial note 4).
7
Annualized.

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Schwab Target 2060 Index Fund
Portfolio Holdings as of March 31, 2018

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

U.S. Stocks 56.5%
Large-Cap 49.7%
Schwab U.S. Large-Cap ETF	190,996	12,048,028
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	23,761	1,642,598
		13,690,626

International Stocks 33.7%
Developed-Market Large-Cap 26.1%
Schwab International Equity ETF	187,735	6,328,547
Emerging-Market 7.6%
Schwab Emerging Markets Equity ETF	63,815	1,831,490
		8,160,037

Real Assets 4.8%
Real Estate 4.8%
Schwab U.S. REIT ETF	30,149	1,153,199

Fixed Income 4.5%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	20,623	1,052,186
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	750	37,380
		1,089,566
Total Affiliated Underlying Funds
(Cost $23,242,339)		24,093,428
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
BNP Paribas
1.05%, 04/02/18 (a)	169,292	169,292
Total Short-Term Investment
(Cost $169,292)		169,292
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended March 31, 2018:
Affiliated Underlying Funds	Balance of Shares Held at 03/31/17	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/18	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Distributions Received*
Schwab Emerging Markets Equity ETF	9,127	56,970	(2,282)	63,815	$23,044	($1,641)	$15,592
Schwab International Equity ETF	45,058	158,129	(15,452)	187,735	158,937	(8,979)	93,597
Schwab Short-Term U.S. Treasury ETF	139	611	—	750	(267)	—	217
Schwab U.S. Aggregate Bond ETF	4,231	17,337	(945)	20,623	(14,652)	(1,634)	11,717
Schwab U.S. Large-Cap ETF	47,185	166,279	(22,468)	190,996	442,541	(16,075)	122,209
Schwab U.S. REIT ETF	4,534	26,770	(1,155)	30,149	(52,359)	(3,507)	15,330
Schwab U.S. Small-Cap ETF	5,758	20,477	(2,474)	23,761	56,273	(3,433)	12,710
Total					$613,517	($35,269)	$271,372
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target Index Funds  |  Annual Report
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Schwab Target 2060 Index Fund
Portfolio Holdings as of March 31, 2018 (continued)

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$24,093,428	$—	$—	$24,093,428
Short-Term Investment[1]	—	169,292	—	169,292
Total	$24,093,428	$169,292	$—	$24,262,720
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2060 Index Fund
Statement of Assets and Liabilities

As of March 31, 2018
Assets
Investments in affiliated underlying funds, at value (cost $23,242,339)		$24,093,428
Investments in unaffiliated issuers, at value (cost $169,292)		169,292
Receivables:
Fund shares sold	+	717,515
Total assets		24,980,235
Liabilities
Payables:
Investments bought		751,045
Investment adviser fees		604
Fund shares redeemed	+	4,957
Total liabilities		756,606
Net Assets
Total assets		24,980,235
Total liabilities	–	756,606
Net assets		$24,223,629
Net Assets by Source
Capital received from investors		23,347,293
Net investment income not yet distributed		63,184
Net realized capital losses		(37,937)
Net unrealized capital appreciation		851,089

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$24,223,629		2,032,648		$11.92

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2060 Index Fund
Statement of Operations

For the period April 1, 2017 through March 31, 2018
Investment Income
Dividends received from affiliated underlying funds		$271,372
Interest	+	577
Total investment income		271,949
Expenses
Investment adviser and administrator fees		9,313
Shareholder service fees:
Investor Shares[1]	+	343
Total expenses		9,656
Expense reduction by CSIM	–	5,420
Net expenses	–	4,236
Net investment income		267,713
Realized and Unrealized Gains (Losses)
Net realized losses on sales of affiliated underlying funds		(35,269)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	613,517
Net realized and unrealized gains		578,248
Increase in net assets resulting from operations		$845,961
[1]	Effective July 24, 2017, the Investor Share class was consolidated into the Institutional Share class, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target 2060 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	4/1/17-3/31/18		8/25/16*-3/31/17
Net investment income		$267,713	$49,550
Net realized gains (losses)		(35,269)	—
Net change in unrealized appreciation (depreciation)	+	613,517	237,572
Increase in net assets from operations		845,961	287,122
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		—	(36,773)
Institutional Shares	+	(216,720)	(1,246)
Total distributions from net investment income		(216,720)	(38,019)
Distributions from net realized gains
Investor Shares		—	—
Institutional Shares	+	(2,008)	—
Total distributions from net realized gains		(2,008)	—
Total distributions		($218,728)	($38,019)

Transactions in Fund Shares1
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		24,825	$268,264	462,701	$4,699,657
Institutional Shares	+	2,376,464	27,814,838	15,408	157,668
Total shares sold		2,401,289	$28,083,102	478,109	$4,857,325
Shares Reinvested
Investor Shares		—	$—	3,611	$36,445
Institutional Shares	+	17,393	209,765	124	1,246
Total shares reinvested		17,393	$209,765	3,735	$37,691
Shares Redeemed
Investor Shares		(480,678)	($5,239,087)	(10,459)	($110,053)
Institutional Shares	+	(376,711)	(4,491,147)	(30)	(303)
Total shares redeemed		(857,389)	($9,730,234)	(10,489)	($110,356)
Net transactions in fund shares		1,561,293	$18,562,633	471,355	$4,784,660
Shares Outstanding and Net Assets
		4/1/17-3/31/18		8/25/16*-3/31/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		471,355	$5,033,763	—	$—
Total increase	+	1,561,293	19,189,866	471,355	5,033,763
End of period		2,032,648	$24,223,629	471,355	$5,033,763
Net investment income not yet distributed			$63,184		$11,531
*	Commencement of operations.
[1]	Effective July 24, 2017, all outstanding Investor Shares (21,010 shares valued at $237,542) were consolidated into the Institutional Shares, resulting in a single class of shares of the fund (see financial note 1).

Schwab Target Index Funds  |  Annual Report
See financial notes

Schwab Target Index Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Index Fund	Schwab Dividend Equity Fund™
Schwab Target 2015 Index Fund	Schwab Large-Cap Growth Fund™
Schwab Target 2020 Index Fund	Schwab Small-Cap Equity Fund™
Schwab Target 2025 Index Fund	Schwab Hedged Equity Fund™
Schwab Target 2030 Index Fund	Schwab Health Care Fund™
Schwab Target 2035 Index Fund	Schwab® International Core Equity Fund
Schwab Target 2040 Index Fund	Schwab Target 2010 Fund
Schwab Target 2045 Index Fund	Schwab Target 2015 Fund
Schwab Target 2050 Index Fund	Schwab Target 2020 Fund
Schwab Target 2055 Index Fund	Schwab Target 2025 Fund
Schwab Target 2060 Index Fund	Schwab Target 2030 Fund
Schwab ® S&P 500 Index Fund	Schwab Target 2035 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2040 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2045 Fund
Schwab ® U.S. Large-Cap Growth Index Fund	Schwab Target 2050 Fund
Schwab ® U.S. Large-Cap Value Index Fund	Schwab Target 2055 Fund
Schwab ® U.S. Mid-Cap Index Fund	Schwab Target 2060 Fund
Schwab International Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Laudus Small-Cap MarketMasters Fund™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab® Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab® Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund™	Schwab ® Monthly Income Fund - Maximum Payout
The Schwab Target Index Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing primarily in affiliated Schwab exchange-traded funds (ETFs). The funds may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third-party ETFs and mutual funds (all such ETFs and mutual funds referred to as underlying funds), in accordance with their target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, and cash equivalents, including money market securities.
Prior to July 24, 2017, each fund offered two share classes: Investor Shares and Institutional Shares.
Effective July 24, 2017, the Investor Share class and the Institutional Share class were consolidated into a single share class and each fund in this report no longer offers separate share classes. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov or at the SEC’s Public Reference Room in Washington D.C.
Effective August 1, 2017, the funds adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of March 31, 2018 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS Sweep are accounted for on a cost basis, which approximates market value.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the funds, the investment adviser will pay the operating expenses of each fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding shareholder servicing fees, acquired fund fees and expenses, taxes, any brokerage expenses and extraordinary or non-routine expenses. Prior to June 6, 2017, the funds were responsible for interest expenses. Effective July 24, 2017, none of the funds in this report are subject to a shareholder servicing fee.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in the funds will fluctuate, which means that you could lose money over short or long periods.
ETF Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities. Although ETFs are listed on national securities exchanges, there can be no assurance that an active trading market for such ETF shares will develop or be maintained. If an active market is not maintained, the fund may experience difficulty in buying or selling ETF shares. In addition, the market price of ETF shares may deviate, sometimes significantly, from net asset value, particularly during periods of market volatility. Certain ETFs that seek to track the performance of their benchmark indices may not fully replicate their index and may hold securities not included in the index, which may not produce the intended results.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed income securities, including money market securities, to maintain their asset allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions, among other things, may result in an increase in interest rates. A rise in interest rates could cause an underlying fund’s shares price to fall. The credit quality of a portfolio investment could also cause

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers may involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as credit risk, leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

3. Risk Factors (continued):
reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Concentration Risk. To the extent that an underlying fund’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.08%, payable monthly, based on a percentage of each fund’s average daily net assets.
Shareholder Servicing
Prior to July 24, 2017, the Board had adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enabled each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab)(together, “service providers”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s Investor Shares were subject to an annual shareholder servicing fee up to 0.05%. Each fund’s Institutional Shares were not subject to any fee under the Plan. The shareholder servicing fee paid to a particular service provider was made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund paid no more than 0.05% of the average annual daily net asset value of the fund’s Investor Shares owned by shareholders holding shares through such service provider. Payments under the Plan were made as described above without regard to whether the fee was more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Effective July 24, 2017, none of the funds in this report are subject to a shareholder servicing fee.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitations
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding taxes and certain non-routine expenses) at 0.08%.
Prior to July 24, 2017, CSIM and its affiliates had an agreement with the funds to maintain the “net operating expenses” of each of the funds (including acquired fund fees and expenses, but excluding interest, taxes and certain non-routine expenses) at 0.13% for each fund’s Investor Shares and 0.08% for each fund’s Institutional Shares.
In the above agreement, CSIM and its affiliates have contractually agreed to waive acquired fund fees and expenses of the underlying funds in which the funds invest.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of March 31, 2018, each Schwab Target Index Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Schwab Emerging Markets Equity ETF	—%	—%	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.1%	0.0%*	0.0%*	0.0%*
Schwab International Equity ETF	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.1%	0.0%*	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.1%	0.1%	0.2%	0.1%	0.1%	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. Aggregate Bond ETF	0.1%	0.2%	0.5%	0.5%	0.6%	0.3%	0.2%	0.1%	0.1%	0.0%*	0.0%*
Schwab U.S. Large-Cap ETF	0.0%*	0.0%*	0.2%	0.2%	0.4%	0.2%	0.3%	0.2%	0.2%	0.1%	0.1%
Schwab U.S. REIT ETF	0.0%*	0.0%*	0.0%*	0.1%	0.1%	0.1%	0.1%	0.1%	0.0%*	0.0%*	0.0%*
Schwab U.S. Small-Cap ETF	0.0%*	0.0%*	0.0%*	0.0%*	0.1%	0.0%*	0.1%	0.0%*	0.0%*	0.0%*	0.0%*
Schwab U.S. TIPS ETF	0.0%*	0.0%*	0.1%	0.0%*	—%	—%	—%	—%	—%	—%	—%
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.1%	0.2%	0.1%	0.1%	0.1%	0.0%*	—%	—%	—%	—%
*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017.On October 5, 2017, the Syndicated Credit Facility was amended with an increased line of $605 million to run for a new 364 day period, maturing

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Schwab Target Index Funds
Financial Notes (continued)

6. Borrowing from Banks (continued):
on October 4, 2018. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
Effective December 1, 2017, the funds are participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. Effective June 6, 2017, where applicable, CSIM paid any interest expense charged. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended March 31, 2018, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Target 2010 Index Fund	$12,678,450	$2,285,286
Schwab Target 2015 Index Fund	19,484,112	5,166,094
Schwab Target 2020 Index Fund	63,559,724	7,454,886
Schwab Target 2025 Index Fund	70,058,253	6,739,079
Schwab Target 2030 Index Fund	94,437,980	4,131,278
Schwab Target 2035 Index Fund	52,119,308	4,801,053
Schwab Target 2040 Index Fund	62,927,756	5,894,212
Schwab Target 2045 Index Fund	36,965,421	2,555,897
Schwab Target 2050 Index Fund	32,707,043	2,698,194
Schwab Target 2055 Index Fund	15,586,883	2,222,343
Schwab Target 2060 Index Fund	20,755,786	2,234,074

8. Federal Income Taxes:
As of March 31, 2018, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Tax cost	$13,973,465	$20,108,837	$69,956,767	$81,937,592	$107,209,023	$60,587,375	$70,417,179
Gross unrealized appreciation	$301,274	$368,369	$1,416,216	$2,635,987	$2,734,577	$2,274,027	$2,647,646
Gross unrealized depreciation	(134,754)	(134,680)	(545,266)	(637,886)	(685,564)	(342,862)	(319,622)
Net unrealized appreciation (depreciation)	$166,520	$233,689	$870,950	$1,998,101	$2,049,013	$1,931,165	$2,328,024

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Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Tax cost	$43,253,951	$36,599,143	$17,046,956	$23,449,568
Gross unrealized appreciation	$1,771,321	$1,110,189	$723,794	$880,350
Gross unrealized depreciation	(179,422)	(120,150)	(54,692)	(67,198)
Net unrealized appreciation (depreciation)	$1,591,899	$990,039	$669,102	$813,152
As of March 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Undistributed ordinary income	$51,052	$58,482	$275,138	$322,596	$350,501	$208,673	$215,455
Undistributed long-term capital gains	—	—	—	—	—	—	—
Net unrealized appreciation (depreciation) on investments	166,520	233,689	870,950	1,998,101	2,049,013	1,931,165	2,328,024
Total	$217,572	$292,171	$1,146,088	$2,320,697	$2,399,514	$2,139,838	$2,543,479

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Undistributed ordinary income	$130,761	$96,398	$47,048	$63,184
Undistributed long-term capital gains	—	—	—	—
Net unrealized appreciation (depreciation) on investments	1,591,899	990,039	669,102	813,152
Total	$1,722,660	$1,086,437	$716,150	$876,336
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of March 31, 2018, the funds had no capital loss carryforwards available to offset future net capital gains.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2018, the funds had no capital or late-year ordinary losses deferred.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Current period distributions
Ordinary income	$135,570	$188,670	$593,229	$805,306	$904,232	$604,017	$687,787
Long-term capital gains	—	—	—	—	—	—	—
Prior period distributions
Ordinary income	$10,914	$24,730	$30,146	$71,373	$69,393	$61,997	$56,337
Long-term capital gains	—	—	—	—	—	—	—

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Schwab Target Index Funds
Financial Notes (continued)

8. Federal Income Taxes (continued):
	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Current period distributions
Ordinary income	$435,414	$312,886	$168,327	$218,728
Long-term capital gains	—	—	—	—
Prior period distributions
Ordinary income	$40,431	$27,065	$28,582	$38,019
Long-term capital gains	—	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of March 31, 2018, the funds made the following reclassifications:
	Schwab Target 2010 Index Fund	Schwab Target 2015 Index Fund	Schwab Target 2020 Index Fund	Schwab Target 2025 Index Fund	Schwab Target 2030 Index Fund	Schwab Target 2035 Index Fund	Schwab Target 2040 Index Fund
Capital shares	$—	$—	$—	$—	$—	$—	$—
Undistributed net investment income	6,722	1,917	66,150	55,678	29,446	32,965	15,612
Net realized capital gains (losses)	(6,722)	(1,917)	(66,150)	(55,678)	(29,446)	(32,965)	(15,612)

	Schwab Target 2045 Index Fund	Schwab Target 2050 Index Fund	Schwab Target 2055 Index Fund	Schwab Target 2060 Index Fund
Capital shares	$—	$—	$—	$—
Undistributed net investment income	12,847	118	226	660
Net realized capital gains (losses)	(12,847)	(118)	(226)	(660)
As of March 31, 2018, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2018, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Target Index Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Capital Trust and Shareholders of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund and Schwab Target 2060 Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Target 2010 Index Fund, Schwab Target 2015 Index Fund, Schwab Target 2020 Index Fund, Schwab Target 2025 Index Fund, Schwab Target 2030 Index Fund, Schwab Target 2035 Index Fund, Schwab Target 2040 Index Fund, Schwab Target 2045 Index Fund, Schwab Target 2050 Index Fund, Schwab Target 2055 Index Fund and Schwab Target 2060 Index Fund (eleven of the funds constituting the Schwab Capital Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2018, the related statements of operations for the year ended March 31, 2018 and the statements of changes in net assets and the financial highlights for the year ended March 31, 2018 and for the period August 25, 2016 (commencement of operations) through March 31, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2018, the results of each of their operations for the year ended March 31, 2018, and the changes in their net assets and each of the financial highlights for the year ended March 31, 2018 and for the period August 25, 2016 (commencement of operations) through March 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
May 17, 2018
We have served as the auditor of one or more investment companies in Schwab Funds Complex since 1989.

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Schwab Target Index Funds
Other Federal Tax Information (unaudited)

The funds may elect to pass on the benefits of the foreign tax credit to their shareholders for the period ended March 31, 2018. The foreign tax credit and the foreign source income amounts are as follows:
	Foreign Tax Credit	Foreign Source Income
Schwab Target 2010 Index Fund	$2,057	$24,504
Schwab Target 2015 Index Fund	2,633	31,374
Schwab Target 2020 Index Fund	13,387	157,096
Schwab Target 2025 Index Fund	21,282	248,193
Schwab Target 2030 Index Fund	29,688	344,906
Schwab Target 2035 Index Fund	20,625	238,544
Schwab Target 2040 Index Fund	25,979	299,330
Schwab Target 2045 Index Fund	17,676	203,417
Schwab Target 2050 Index Fund	12,998	149,342
Schwab Target 2055 Index Fund	7,052	80,927
Schwab Target 2060 Index Fund	9,495	108,803
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the fiscal year ended March 31, 2018, qualify for the corporate dividends received deduction:
Percentage
Schwab Target 2010 Index Fund	21.58
Schwab Target 2015 Index Fund	22.40
Schwab Target 2020 Index Fund	24.99
Schwab Target 2025 Index Fund	30.72
Schwab Target 2030 Index Fund	34.64
Schwab Target 2035 Index Fund	36.69
Schwab Target 2040 Index Fund	40.17
Schwab Target 2045 Index Fund	40.76
Schwab Target 2050 Index Fund	43.62
Schwab Target 2055 Index Fund	43.79
Schwab Target 2060 Index Fund	43.37
For the fiscal year ended March 31, 2018, the funds designate the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(11) of the Internal Revenue Code. Shareholders will be notified in January 2019 via IRS Form 1099 of the amounts for use in preparing their 2018 income tax return.

Schwab Target 2010 Index Fund	$47,163
Schwab Target 2015 Index Fund	67,749
Schwab Target 2020 Index Fund	255,526
Schwab Target 2025 Index Fund	425,782
Schwab Target 2030 Index Fund	559,091
Schwab Target 2035 Index Fund	397,515
Schwab Target 2040 Index Fund	500,202
Schwab Target 2045 Index Fund	329,488
Schwab Target 2050 Index Fund	248,125
Schwab Target 2055 Index Fund	136,047
Schwab Target 2060 Index Fund	177,500

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Schwab Target Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Schwab Target Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Target Index Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present), Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President, Charles Schwab & Co., Inc. (July 2015 – present); Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).

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Schwab Target Index Funds
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of CSIM. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays US Treasury 1 – 3 Year Index  An index that includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value.
Bloomberg Barclays US Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)  An index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately the largest 750 stocks and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Select REIT Index  An index that is a float-adjusted market-capitalization weighted index comprised of real estate investment trusts (REITs). REITs are real estate companies that own and commonly operate income-producing commercial and/or residential real estate. The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Small-Cap Total Stock Market Index An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market-capitalization weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures the performance of all publicly traded stocks of companies headquartered in the U.S. for which pricing data is readily available - currently less than 3,800 stocks. The index is a float adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex US Index (Net)  An index that is comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the U.S. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Target 2010 Passive Composite Index  A custom blended index developed by CSIM based on the Target 2010 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 23.4% Dow Jones U.S. Large Cap Total Stock Market Index, 1.5% Dow Jones U.S. Small Cap Total Stock Market Index, 9.8% FTSE Developed ex US Index (Net), 1.8% Dow Jones U.S. Select REIT Index, 8.6% Bloomberg Barclays US Treasury 1-3 Year Index, 41.4% Bloomberg Barclays US Aggregate Bond Index, 6.4% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 7.2% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2015 Passive Composite Index A custom blended index developed by CSIM based on the Target 2015 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 24.6% Dow Jones U.S. Large Cap Total Stock Market Index, 1.6% Dow Jones U.S. Small Cap Total Stock Market Index, 10.8% FTSE Developed ex US Index (Net), 2.0% Dow Jones U.S. Select REIT Index, 8.1% Bloomberg Barclays US Treasury 1-3 Year Index, 40.1% Bloomberg Barclays US Aggregate Bond Index, 6.1% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 6.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2020 Passive Composite Index A custom blended index developed by CSIM based on the Target 2020 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 28.1% Dow Jones U.S. Large Cap Total Stock Market Index, 2.0% Dow Jones U.S. Small Cap Total Stock Market Index, 12.7% FTSE Developed ex US Index (Net), 1.2% FTSE Emerging Index (Net), 2.3% Dow Jones U.S. Select REIT Index, 6.1% Bloomberg Barclays US Treasury 1-3 Year Index, 37.7% Bloomberg Barclays US Aggregate Bond Index, 4.2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 5.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2025 Passive Composite Index A custom blended index developed by CSIM based on the Target 2025 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 34.8% Dow Jones U.S. Large Cap Total Stock Market Index, 2.9% Dow Jones U.S. Small Cap Total Stock Market Index, 16.1% FTSE Developed ex US Index (Net), 2.4% FTSE Emerging Index (Net), 3.0% Dow Jones U.S. Select REIT Index, 3.3% Bloomberg Barclays US Treasury 1-3 Year Index, 32.1% Bloomberg Barclays US Aggregate Bond Index, 1.4% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), and 4.2% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2030 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 39.3% Dow Jones U.S. Large Cap Total Stock Market Index, 3.6% Dow Jones U.S. Small Cap Total Stock
Market Index, 18.7% FTSE Developed ex US Index (Net), 3.4% FTSE Emerging Index (Net), 3.4% Dow Jones U.S. Select REIT Index, 1.9% Bloomberg Barclays US Treasury 1-3 Year Index, 26.5% Bloomberg Barclays US Aggregate Bond Index, and 3.2% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2035 Passive Composite Index A custom blended index developed by CSIM based on the Target 2030 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 42.6% Dow Jones U.S. Large Cap Total Stock Market Index, 4.5% Dow Jones U.S. Small Cap Total Stock Market Index, 20.8% FTSE Developed ex US Index (Net), 4.4% FTSE Emerging Index (Net), 3.8% Dow Jones U.S. Select REIT Index, 1.2% Bloomberg Barclays US Treasury 1-3 Year Index, 20.4% Bloomberg Barclays US Aggregate Bond Index, and 2.4% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2040 Passive Composite Index A custom blended index developed by CSIM based on the Target 2040 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 45.5% Dow Jones U.S. Large Cap Total Stock Market Index, 5.3% Dow Jones U.S. Small Cap Total Stock Market Index, 22.7% FTSE Developed ex US Index (Net), 5.5% FTSE Emerging Index (Net), 4.2% Dow Jones U.S. Select REIT Index, 0.8% Bloomberg Barclays US Treasury 1-3 Year Index, 14.5% Bloomberg Barclays US Aggregate Bond Index, and 1.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2045 Passive Composite Index A custom blended index developed by CSIM based on the Target 2045 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 47.4% Dow Jones U.S. Large Cap Total Stock Market Index, 5.9% Dow Jones U.S. Small Cap Total Stock Market Index, 24.1% FTSE Developed ex US Index (Net), 6.3% FTSE Emerging Index (Net), 4.4% Dow Jones U.S. Select REIT Index, 0.5% Bloomberg Barclays US Treasury 1-3 Year Index, 10.3% Bloomberg Barclays US Aggregate Bond Index, and 1.2% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2050 Passive Composite Index A custom blended index developed by CSIM based on the Target 2050 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 48.4% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 24.9% FTSE Developed ex US Index (Net), 6.8% FTSE Emerging Index (Net), 4.6% Dow Jones U.S. Select REIT Index, 0.3% Bloomberg Barclays US Treasury 1-3 Year Index, 7.8% Bloomberg Barclays US Aggregate Bond Index, and 0.9% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Target 2055 Passive Composite Index A custom blended index developed by CSIM based on the Target 2055 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 49.3% Dow Jones U.S. Large Cap Total Stock Market Index, 6.6% Dow Jones U.S. Small Cap Total Stock Market Index, 25.7% FTSE Developed ex US Index (Net), 7.3% FTSE Emerging Index (Net), 4.7% Dow Jones U.S. Select REIT Index, 0.2% Bloomberg Barclays US Treasury 1-3 Year Index, 5.6% Bloomberg Barclays US Aggregate Bond Index, and 0.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
Target 2060 Passive Composite Index A custom blended index developed by CSIM based on the Target 2060 Index Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2018, the composite is derived using the following portion allocations: 49.8% Dow Jones U.S. Large Cap Total
Stock Market Index, 6.8% Dow Jones U.S. Small Cap Total Stock Market Index, 26.1% FTSE Developed ex US Index (Net), 7.5% FTSE Emerging Index (Net), 4.8% Dow Jones U.S. Select REIT Index, 0.2% Bloomberg Barclays US Treasury 1-3 Year Index, 4.3% Bloomberg Barclays US Aggregate Bond Index, and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2018. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a
Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

Schwab Target Index Funds  |  Annual Report

Schwab Target Index Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR96669-01
00209189

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel, Robert W. Burns and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Mr. Burns and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of fifty-two series. Eleven series have a fiscal year-end of March 31, whose annual financial statements are reported in Item 1, three series have a fiscal year-end of December 31, thirty-seven series have a fiscal year-end of October 31, and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to the forty-nine operational series during 2018 and 2017, based on their respective 2017/2018 and 2016/2017 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2017/2018	Fiscal Year 2016/2017	Fiscal Year 2017/2018	Fiscal Year 2016/2017	Fiscal Year 2017/2018	Fiscal Year 2016/2017	Fiscal Year 2017/2018	Fiscal Year 2016/2017
$1,468,821	$1,309,453	$90,000	$0	$169,346	$146,355	$0	$0

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2017/2018: $259,346	2016/2017: $146,355

Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief

Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	May 17, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	May 17, 2018